UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Address of principal executive offices) (Zip code)

Steve Rogers

1875 Lawrence Street, Suite 300

Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT

June 30, 2021

Shelton BDC Income Fund

Shelton Emerging Markets Fund

Shelton International Select Equity Fund

Shelton Tactical Credit Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of The SCM Trust which contains information about the management fee and other costs. Investments in shares of The SCM Trust are neither insured nor guaranteed by the U.S. Government.

Table of Contents	June 30, 2021

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdown	3
Portfolio of Investments	5
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	14
Financial Highlights	15
Notes to Financial Statements	23
Additional Information	30
Board of Trustees and Executive Officers	31
Board Approval of the Investment Advisory Agreement	32

1

About Your Fund’s Expenses (Unaudited)	June 30, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period*	Net Annual Expense Ratio
Shelton BDC Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,205	$ 6.83	1.25%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.26	1.25%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,204	$ 8.20	1.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.51	1.50%

Shelton Emerging Markets Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,025	$ 7.73	1.54%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 7.70	1.54%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,024	$ 9.03	1.80%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,016	$ 9.00	1.80%

Shelton International Select Equity Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,058	$ 5.10	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.01	1.00%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,057	$ 6.32	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.21	1.24%

Shelton Tactical Credit Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,072	$ 11.41	2.22%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,014	$ 11.09	2.22%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,071	$ 12.63	2.46%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,013	$ 12.28	2.46%

*

Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Top Holdings and Sector Breakdown (Unaudited)	June 30, 2021

Shelton BDC Income Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Ares Capital Corp	$549,715	13.4%
2	Owl Rock Capital Corp	494,812	12.1%
3	Hercules Capital Inc	379,585	9.3%
4	FS KKR Capital Corp	359,571	8.8%
5	Sixth Street Specialty Lending Inc	308,441	7.5%
6	Main Street Capital Corp	279,412	6.8%
7	Oaktree Specialty Lending Corp	262,703	6.4%
8	Barings BDC Inc	228,096	5.6%
9	Golub Capital BDC Inc	212,025	5.2%
10	SuRo Capital Corp	188,860	4.6%

Shelton Emerging Markets Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Samsung Electronics Co Ltd	$2,048,223	7.2%
2	Taiwan Semiconductor Manufacturing Co Ltd	1,966,422	6.9%
3	eMemory Technology Inc	1,280,180	4.5%
4	Accton Technology Corp	1,188,895	4.2%
5	Infosys Ltd	1,185,538	4.2%
6	HDFC Bank Ltd	1,169,554	4.1%
7	Kimberly-Clark de Mexico	1,168,846	4.1%
8	China Meidong Auto Holdings Ltd	1,154,944	4.1%
9	MediaTek Inc	1,151,840	4.1%
10	Haier Smart Home Co Ltd	1,103,472	3.9%

3

Top Holdings and Sector Breakdown (Unaudited) (Continued)	June 30, 2021

Shelton International Select Equity Fund

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Element Fleet Management Corp	$8,755,744	5.5%
2	CRH PLC	8,421,163	5.3%
3	ASML Holding NV	7,286,289	4.6%
4	DBS Group Holdings Ltd	6,884,287	4.3%
5	Taiwan Semiconductor Manufacturing Co Ltd	6,091,151	3.8%
6	Nestle SA	6,034,672	3.8%
7	Kimberly-Clark de Mexico SAB de CV	5,862,689	3.7%
8	AIA Group Ltd	5,781,911	3.6%
9	KBC Group NV	5,762,318	3.6%
10	Constellation Software Inc	5,512,608	3.5%

Shelton Tactical Credit Fund — Long Positions

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Iron Mountain Inc, 4.875%, 9/15/2029 (144A)	$2,064,400	4.0%
2	Massachusetts Development Finance Agency, 5.000%, 7/1/2044	2,011,400	3.9%
3	Bay Area Toll Authority, 0.010%, 4/1/2053	2,000,000	3.8%
4	City of Murray UT, 0.010%, 5/15/2036	2,000,000	3.8%
5	City of New York NY, 0.010%, 10/1/2046	2,000,000	3.8%
6	Massachusetts Water Resources Authority, 0.030%, 11/1/2026	2,000,000	3.8%
7	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.010%, 11/1/2042	2,000,000	3.8%
8	New York City Water & Sewer System, 0.010%, 6/15/2050	2,000,000	3.8%
9	State of Ohio, 0.020%, 1/1/2052	2,000,000	3.8%
10	Station Casinos LLC, 4.500%, 2/15/2028 (144A)	1,932,386	3.7%

Shelton Tactical Credit Fund — Short Positions

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 03/01/2025	$(1,722,976)	-3.3%
2	Navient Corp, 5.875%, 10/25/2024	(1,618,125)	-3.1%

4

Shelton BDC Income Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (99.31%)

Financial (99.31%)
Diversified Financial Services (0.47%)
Medley Management Inc*	1,863	$11,476
Newstar Financial Inc CVR*,(a)	100,410	8,033
		19,509
Investment Company (98.84%)
Apollo Investment Corp	5,076	69,287
Ares Capital Corp	28,061	549,715
Barings BDC Inc	21,600	228,096
BlackRock TCP Capital Corp	6,200	85,684
Capital Southwest Corp	5,500	127,765
FS KKR Capital Corp	16,716	359,571
Goldman Sachs BDC Inc	2,580	50,568
Golub Capital BDC Inc	13,750	212,025
Hercules Capital Inc	22,250	379,585
Main Street Capital Corp	6,800	279,412
New Mountain Finance Corp	11,900	156,723
Oaktree Specialty Lending Corp	39,268	262,703
Owl Rock Capital Corp	34,675	494,812
Saratoga Investment Corp	6,100	163,907
Sixth Street Specialty Lending Inc	13,900	308,441
SLR Investment Corp	4,429	82,557
SuRo Capital Corp	14,000	188,860

TriplePoint Venture Growth BDC Corp	4,728	$71,818
		4,071,529

Total Common Stock (Cost $3,783,605)		4,091,038

Total Investments (Cost $3,783,605)(b) (99.31%)		$4,091,038
Other Net Assets (0.69%)		28,276
Net Assets (100.00%)		$4,119,314

*	Non-income producing security.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.20% of net assets. The total value of the fair value security is $8,033.

(b)	Aggregate cost for federal income tax purposes is $3,790,802

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$527,362
Unrealized depreciation	(227,126)
Net unrealized appreciation	$300,236

Shelton Emerging Markets Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (93.51%)

Argentina (2.60%)
MercadoLibre Inc*	505	$786,684

Brazil (7.90%)
Arco Platform Ltd*	33,230	1,018,832
Notre Dame Intermedica Participacoes SA	37,400	639,901
Sul America SA	105,769	737,053
Total Brazil		2,395,786

China (15.37%)
Autohome Inc	6,300	402,948
China Meidong Auto Holdings Ltd	212,000	1,154,944
Haier Smart Home Co Ltd	316,400	1,103,472
New Oriental Education & Technology Group Inc*	57,660	473,557
Ping An Insurance Group Co of China Ltd	66,200	647,131
Xinyi Solar Holdings Ltd	407,000	876,036
Total China		4,658,088

India (7.77%)
HDFC Bank Ltd*	15,995	1,169,554
Infosys Ltd	55,948	1,185,538
Total India		2,355,092

Indonesia (10.41%)
Ace Hardware Indonesia Tbk PT	7,477,000	645,676
Bank Rakyat Indonesia Persero Tbk PT	3,856,000	1,048,428
Indofood CBP Sukses Makmur Tbk PT	993,000	558,410
Sarana Menara Nusantara Tbk PT	10,537,900	901,962
Total Indonesia		3,154,476

Mexico (7.37%)
Kimberly-Clark de Mexico SAB de CV	658,000	1,168,846
Regional SAB de CV	180,000	1,066,690
Total Mexico		2,235,536

South Korea (12.35%)
Dentium Co Ltd	15,000	864,432
Samsung Electronics Co Ltd	28,612	2,048,223
Samsung SDI Co Ltd	1,342	830,883
Total South Korea		3,743,538

Taiwan (25.47%)
Accton Technology Corp	100,400	1,188,895
Chailease Holding Co Ltd	122,000	886,676
eMemory Technology Inc	26,700	1,280,180
MediaTek Inc	33,400	1,151,840
Sporton International Inc	61,000	526,095
Taiwan Semiconductor Manufacturing Co Ltd	91,300	1,966,422
Voltronic Power Technology Corp	15,000	723,602
Total Taiwan		7,723,710

Thailand (4.27%)
Bangkok Bank PCL	223,000	786,948
Charoen Pokphand Foods PCL	614,000	508,104
Total Thailand		1,295,052

See accompanying notes to financial statements.

5

Shelton Emerging Markets Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) (Continued) June 30, 2021

Security Description	Shares	Value
Total Common Stock (Cost $20,445,726)		$28,347,962

Total Investments (Cost $20,445,726)(a) (93.51%)		$28,347,962
Other Net Assets (6.49%)		1,966,023
Net Assets (100.00%)		$30,313,985

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $21,004,661

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$7,982,477
Unrealized depreciation	(639,176)
Net unrealized appreciation	$7,343,301

Shelton International Select Equity Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (91.99%)

Belgium (3.32%)
KBC Group NV	75,568	$5,762,318

Canada (12.45%)
CAE Inc*	131,311	4,048,659
Constellation Software Inc	3,636	5,512,608
Element Fleet Management Corp	749,809	8,755,744
Linamar Corp	52,000	3,264,960
Total Canada		21,581,971

China (5.59%)
China Meidong Auto Holdings Ltd	718,000	3,915,515
New Oriental Education & Technology Group Inc*	162,400	1,338,372
Ping An Insurance Group Co of China Ltd	453,900	4,444,986
Total China		9,698,873

France (9.19%)
BNP Paribas SA	84,387	5,290,944
L’Oreal SA	11,937	5,319,861
Valeo	176,879	5,321,634
Total France		15,932,439

Germany (5.00%)
adidas AG	10,962	4,080,650
MTU Aero Engines AG	18,496	4,582,100
Total Germany		8,662,750

Great Britain (5.79%)
Intertek Group PLC	68,135	5,205,118
Unilever PLC	82,562	4,829,877
Total Great Britain		10,034,995

Hong Kong (6.09%)
AIA Group Ltd	465,300	5,781,911
Techtronic Industries Co Ltd	273,400	4,773,855
Total Hong Kong		10,555,766

India (2.49%)
HDFC Bank Ltd*	59,159	4,325,706

Indonesia (2.55%)
Bank Rakyat Indonesia Persero Tbk PT	16,268,450	4,420,531

Ireland (7.65%)
CRH PLC	167,084	8,421,163
Smurfit Kappa Group PLC	89,315	4,845,781
Total Ireland		13,266,944
Japan (5.03%)
Daikin Industries Ltd	11,400	2,125,110
Nomura Research Institute Ltd	134,700	4,460,064
Santen Pharmaceutical Co Ltd	155,500	2,143,571
Total Japan		8,728,745

Mexico (3.38%)
Kimberly-Clark de Mexico SAB de CV	3,296,500	5,862,689

Netherlands (5.54%)
ASML Holding NV	10,547	7,286,289
Topicus.com Inc*	31,858	2,316,735
Total Netherlands		9,603,024

Singapore (3.97%)
DBS Group Holdings Ltd	310,428	6,884,287

Switzerland (7.98%)
Givaudan SA	1,004	4,673,784
Nestle SA	48,378	6,034,672
Straumann Holding AG	1,964	3,133,986
Total Switzerland		13,842,442

Taiwan (3.51%)
Taiwan Semiconductor Manufacturing Co Ltd	50,692	6,091,151

Thailand (2.46%)
Bangkok Bank PCL	1,211,100	4,270,025

Total Common Stock (Cost $132,078,663)		159,524,656

Total Investments (Cost $132,078,663)(a) (91.99%)		$159,524,656
Other Net Assets (8.01%)		13,897,689
Net Assets (100.00%)		$173,422,345

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $134,306,434

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$28,578,015
Unrealized depreciation	(3,359,793)
Net unrealized appreciation	$25,218,222

See accompanying notes to financial statements.

6

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2021

Security Description / Long Positions	Shares	Value
Common Stock (0.84%)

Consumer, Cyclical (0.25%)
Copper Earnout Trust(a)	891	$9,133
Propco Earnout Trust(a)	6,682	120,276
		129,409

Consumer, Non-cyclical (0.58%)
Pyxus International Inc*	83,441	304,560

Energy (0.01%)
CHC Group LLC*,(b)	187,153	6,363

Total Common Stock (Cost $2,228,812)		440,332

	Par Value
Corporate Debt (46.27%)

Basic Materials (5.74%)
Cleveland-Cliffs Inc, 9.875%, 10/17/2025 (144A)(c)	$1,239,000	1,452,120
Ferroglobe PLC / Globe Specialty Metals Inc, 9.375%, 3/1/2022 (144A)(c)	1,500,000	1,567,500
Total Basic Materials		3,019,620

Consumer, Cyclical (21.53%)
The Bon-Ton Department Stores Inc, 8.000%, 6/15/2021(d)	4,958,932	37,192
Boyd Gaming Corp, 4.750%, 6/15/2031 (144A)(c)	500,000	519,515
Carnival Corp, 5.750%, 3/1/2027 (144A)(c)	1,750,000	1,833,125
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026 (144A)(c)	1,750,000	1,881,250
JC Penney Corp Inc, 5.875%, 7/1/2023 (144A)(a),(d)	1,400,000	3,500
The Michaels Cos Inc, 5.250%, 5/1/2028 (144A)(c)	1,100,000	1,128,523
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)(c)	750,000	824,828
Six Flags Entertainment Corp, 4.875%, 7/31/2024 (144A)(c)	1,500,000	1,505,625
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.000%, 9/20/2025 (144A)	538,554	609,105
Station Casinos LLC, 4.500%, 2/15/2028 (144A)(c)	1,900,000	1,932,386
Titan International Inc, 7.000%, 4/30/2028 (144A)(c)	1,000,000	1,046,250
Total Consumer, Cyclical		11,321,299

Consumer, Non-Cyclical (2.01%)
Herc Holdings Inc, 5.500%, 7/15/2027 (144A)(c)	1,000,000	1,054,220

Energy (6.45%)
Energy Ventures Gom LLC / EnVen Finance Corp, 11.750%, 4/15/2026 (144A)(c)	1,000,000	1,042,880
Talos Production Inc, 12.000%, 1/15/2026(c)	1,000,000	1,060,000
Transocean Inc, 7.500%, 1/15/2026 (144A)(c)	1,500,000	1,290,000
Total Energy		3,392,880
Financial (6.63%)
CBL & Associates LP, 4.600%, 10/15/2024(d)	1,000,000	562,500
CBL & Associates LP, 5.950%, 12/15/2026(d)	1,526,000	858,375
Iron Mountain Inc, 4.875%, 9/15/2029 (144A)(c)	2,000,000	2,064,400
Total Financial		3,485,275

Industrial (3.91%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022	548,153	187,057
Scorpio Tankers Inc, 3.000%, 5/15/2022(c)	1,875,000	1,870,025
Total Industrial		2,057,082

Total Corporate Debt (Cost $24,572,618)		24,330,376

Municipal Bonds (56.79%)

Development (8.67%)
California Pollution Control Financing Authority, 7.500%, 12/1/2040 (144A)(c)	1,500,000	1,641,019
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)	250,000	233,727
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(d)	2,050,000	1,332,500
New York Transportation Development Corp, 4.000%, 4/30/2053(c)	325,000	378,877
New York Transportation Development Corp, 5.000%, 10/1/2035(c)	750,000	972,097
Total Development		4,558,220

General Obligation (9.81%)
City of New York NY, 0.010%, 10/1/2046(e)	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.010%, 11/1/2042(e)	2,000,000	2,000,000
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031(c),(d)	400,000	4,800
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.000%, 7/1/2058(c)	1,000,000	1,152,617
Total General Obligation		5,157,417

Higher Education (1.90%)
Board of Regents of the University of Texas System, 0.010%, 8/1/2034(e)	1,000,000	1,000,000

Housing (2.27%)
California Municipal Finance Authority, 5.000%, 5/15/2051(c)	1,000,000	1,194,757

Medical (19.38%)
City of Murray UT, 0.010%, 5/15/2036(e)	2,000,000	2,000,000
County of Cuyahoga OH, 5.500%, 2/15/2052(c)	1,300,000	1,543,924
County of Cuyahoga OH, 5.500%, 2/15/2057(c)	760,000	900,823
Illinois Finance Authority, 0.010%, 8/15/2049(e)	500,000	500,000
Massachusetts Development Finance Agency, 5.000%, 7/1/2044(c)	1,765,000	2,011,400
New York State Dormitory Authority, 5.000%, 8/1/2035(c)	1,000,000	1,231,246
State of Ohio, 0.020%, 1/1/2052(e)	2,000,000	2,000,000
Total Medical		10,187,393

See accompanying notes to financial statements.

7

Shelton Tactical Credit Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) (Continued) June 30, 2021

Security Description / Long Positions	Par Value	Value
Tobacco Settlement (2.26%)
Tobacco Settlement Financing Corp, 5.000%, 6/1/2046(c)	$1,000,000	$1,188,515

Transportation (4.89%)
Bay Area Toll Authority, 0.010%, 4/1/2053(e)	2,000,000	2,000,000
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038(c)	500,000	569,389
Total Transportation		2,569,389

Water (7.61%)
Massachusetts Water Resources Authority, 0.030%, 11/1/2026(e)	2,000,000	2,000,000
New York City Water & Sewer System, 0.010%, 6/15/2050(e)	2,000,000	2,000,000
Total Water		4,000,000

Total Municipal Debt (Cost $23,758,297)		29,855,691

Term Loans (1.42%)
JC Penney, Penney Borrower LLC, 3M US LIBOR (floor 1.500%) + 9.500%, 12/07/2026(e)	46,212	44,941
Pyxus International Loan, 3M US LIBOR (floor 1.500%) + 9.500%, 2/24/25(e)	722,750	704,081

Total Term Loans (Cost $2,372,965)		749,022

	Contracts
Purchased Options - Puts (0.02%)

Reference Asset
10-Year US Treasury Note Futures
Notional amount $655,000, premiums paid $42,969, exercise price $131, expires 7/26/21*	50	5,469
10-Year US Treasury Note Futures
Notional amount $975,000, premiums paid $43,360, exercise price $130, expires 7/26/21*	75	2,344
10-Year US Treasury Note Futures
Notional amount $1,290,000, premiums paid $37,500, exercise price $129, expires 7/26/21*	100	1,563

Total Purchased Options - Puts (Cost $123,828)		9,376

Total Long Positions (Cost $57,364,321)(f) (105.34%)		55,384,797
Liabilities in Excess of Other Assets (-5.34%)		(2,812,498)
Net Assets (100.00%)		$52,572,299

Security Description / Short Positions	Par Value	Value
Short Corporate Debt (-6.36%)

Consumer, Cyclical (-3.28%)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 3/1/2025 (144A)(c)	$(1,600,000)	$(1,722,976)

Financial (-3.08%)
Navient Corp, 5.875%, 10/25/2024(c)	(1,500,000)	(1,618,125)

Total Short Corporate Debt (Proceeds $3,141,425)		(3,341,101)

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2021, these securities had a total aggregate market value of $21,239,497, which represented approximately 40.40% of net assets.

*	Non-income producing security.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.25% of net assets. The total value of the fair value security is $132,909.

(b)	Security is illiquid.

(c)	All or a portion of this security has been segregated as collateral.

(d)	Defaulted security.

(e)	Variable rate security.

(f)	Aggregate cost for federal income tax purposes is $54,441,455

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,683,776
Unrealized depreciation	(5,081,535)
Net unrealized depreciation	$(2,397,759)

See accompanying notes to financial statements.

8

Statements of Assets and Liabilities (Unaudited) June 30, 2021

	Shelton BDC Income Fund	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
Assets
Investments in securities
Cost of investments	$3,783,605	$20,445,726	$132,078,663	$57,240,493
Cost of purchased options	—	—	—	123,828
Market value of investments (Note 1)	4,091,038	28,347,962	159,524,656	55,375,421
Market value of purchased options (Note 1)	—	—	—	9,376
Cash	92,567	2,599,015	13,982,961	28,642
Interest receivable	—	—	—	651,113
Dividend receivable	32,327	62,320	540,019	—
Receivable from investment advisor	484	5,769	16,893	9,402
Receivable for fund shares sold	55,525	90,368	446,727	535,289
Prepaid expenses	636	38,869	39,942	1,799
Total assets	$4,272,577	$31,144,303	$174,551,198	$56,611,042

Liabilities
Payables and other liabilities
Short positions, at value (proceeds $3,141,425)	—	—	—	3,341,101
Interest payable	—	—	—	45,490
Payable for fund shares repurchased	4,033	4,383	115,494	50,450
Payable to investment advisor	558	27,738	117,679	55,114
Distributions payable	116,601	824	1,065	478,273
Payable for securities purchased	—	734,883	742,287	—
Accrued 12b-1 fees	920	369	5,888	1,060
Accrued administration fees	356	2,506	14,376	4,258
Accrued CCO fees	348	1,192	27,388	1,976
Accrued custody fees	24	3,691	11,312	1,887
Accrued expenses	10,079	22,844	41,524	31,940
Accrued fund Accounting fees	6,023	11,046	22,240	18,744
Accrued printing fees	2,048	(1,156)	(2,359)	1,298
Accrued registration fees	8,540	—	—	—
Accrued transfer agent fees	2,741	21,058	29,974	5,996
Accrued trustee fees	992	940	1,985	1,156
Total liabilities	153,263	830,318	1,128,853	4,038,743

Net assets	$4,119,314	$30,313,985	$173,422,345	$52,572,299

Net assets at June 30, 2021 consist of
Paid-in capital	8,478,217	24,475,866	189,790,873	59,907,524
Distributable earnings/(loss)	(4,358,903)	5,838,119	(16,368,528)	(7,335,225)
Total net assets	$4,119,314	$30,313,985	$173,422,345	$52,572,299

Net assets
Institutional Shares	$270,390	$28,667,069	$147,450,949	$47,886,237
Investor Shares	$3,848,924	$1,646,916	$25,971,396	$4,686,062

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	32,505	1,391,671	5,407,562	4,263,677
Investor Shares (no par value, unlimited shares authorized)	458,447	80,745	959,105	417,748

Net asset value per share
Institutional Shares	$8.32	$20.60	$27.27	$11.23
Investor Shares	$8.40	$20.40	$27.08	$11.22

See accompanying notes to financial statements.

9

Statements of Operations (Unaudited) June 30, 2021

	Shelton BDC Income Fund	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund
	Period Ended June 30, 2021	Period Ended June 30, 2021	Period Ended June 30, 2021	Period Ended June 30, 2021
Investment income
Interest income	$—	$62	$1,464	$1,232,928
Dividend income (net of foreign tax withheld: $—, $35,214, $170,759 and $— respectively)	239,109	241,438	1,556,532	1,945
Total	$239,109	$241,500	$1,557,996	$1,234,873

Expenses
Interest on short positions	$—	$—	$—	$109,012
Management fees (Note 2)	19,188	144,429	581,314	280,514
Administration fees (Note 2)	1,937	13,145	71,407	21,785
Transfer agent fees	5,286	17,420	43,054	9,536
Accounting services	10,421	14,834	28,737	25,533
Broker fees	—	—	220	91,292
Custodian fees	164	10,148	17,732	3,547
Legal and audit fees	3,052	5,835	20,026	7,537
CCO fees (Note 2)	181	1,347	8,043	2,235
Trustees fees	2,017	2,330	2,549	2,286
Insurance	71	558	3,295	886
Printing	5,975	6,306	7,205	8,674
Registration and dues	11,766	15,123	31,107	14,276
12b-1 fees Investor Shares (Note 2)	4,986	2,033	27,224	6,275
Total expenses	$65,044	$233,508	$841,913	$583,388
Less reimbursement from manager (Note 2)	(33,220)	(5,769)	(27,810)	(41,100)
Net expenses	$31,824	$227,739	$814,103	$542,288
Net investment income	$207,285	$13,761	$743,893	$692,585

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$9,870	$909,215	$8,238,417	$740,215
Net realized gain/(loss) from futures contracts	—	—	—	(22,869)
Net realized gain/(loss) from purchased option contracts	—	—	—	(20,585)
Net realized gain/(loss) from written options contracts	—	—	—	74,599
Total Net Realized gain/(loss)	9,870	909,215	8,238,417	771,360

Change in unrealized appreciation/(depreciation) of investments	553,820	(189,637)	(558,583)	1,837,264
Change in unrealized appreciation/(depreciation) of purchased option contracts	—	—	—	95,695
Change in unrealized appreciation/(depreciation) of written option contracts	—	—	—	(88,726)
Net realized and unrealized gain/(loss) on investments	$563,690	$719,578	$7,679,834	$2,615,593
Net increase/(decrease) in net assets resulting from operations	$770,975	$733,339	$8,423,727	$3,308,178

See accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	Shelton BDC Income Fund		Shelton Emerging Markets Fund			Shelton International Select Equity Fund
	Period Ended June 30, 2021	Year Ended December 31, 2020	Period Ended June 30, 2021	Period Ended December 31, 2020	Year Ended September 30, 2020	Period Ended June 30, 2021	Year Ended December 31, 2020
Operations
Net investment income/(loss)	$207,285	$417,271	$13,761	$(41,404)	$50,062	$743,893	$425,800
Net realized gain/(loss) from security transactions and foreign currency	9,870	(683,527)	909,215	3,489,313	(3,886,642)	8,238,417	38,555
Change in unrealized appreciation/(depreciation) of investments	553,820	(598,529)	(189,637)	3,281,869	4,945,157	(558,583)	19,176,951
Net increase/(decrease) in net assets resulting from operations	770,975	(864,785)	733,339	6,729,778	1,108,577	8,423,727	19,641,306

Distributions to shareholders
Distributions
Institutional Shares	(15,321)	(21,443)	—	(47,123)	(802,092)	—	(810,174)
Investor Shares	(212,829)	(396,171)	—	(2,929)	(49,976)	—	(75,408)
Total Distributions	(228,150)	(417,614)	—	(50,052)	(852,068)	—	(885,582)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(466,640)	(1,057,698)	2,243,469	(2,092,602)	(21,276,448)	21,242,447	64,229,063
Total increase/(decrease)	76,185	(2,340,097)	2,976,808	4,587,124	(21,019,939)	29,666,174	82,984,787

Net assets
Beginning of period	4,043,129	6,383,226	27,337,177	22,750,053	43,769,992	143,756,171	60,771,384
End of period	$4,119,314	$4,043,129	$30,313,985	$27,337,177	$22,750,053	$173,422,345	$143,756,171

	Shelton Tactical Credit Fund
	Period Ended June 30, 2021	Year Ended December 31, 2020
Operations
Net investment income/(loss)	$692,585	$2,304,569
Net realized gain/(loss) from security transactions and foreign currency	740,215	786,483
Net realized gain/(loss) from futures contracts	(22,869)	(1,876,622)
Net realized gain/(loss) from purchased option contracts	(20,585)	(1,086,795)
Net realized gain/(loss) from written options contracts	74,599	385,413
Change in unrealized appreciation/(depreciation) of investments	1,837,264	(1,465,185)
Change in unrealized appreciation/(depreciation) of futures	—	(401,601)
Change in unrealized appreciation/(depreciation) of purchased option contracts	95,695	(210,148)
Change in unrealized appreciation/(depreciation) of written option contracts	(88,726)	88,726
Net increase/(decrease) in net assets resulting from operations	3,308,178	(1,475,160)

Distributions to shareholders
Distributions
Institutional Shares	(942,109)	(1,860,085)
Investor Shares	(101,293)	(443,874)
Total Distributions	(1,043,402)	(2,303,959)

Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	3,324,789	(39,592,702)
Total increase/(decrease)	5,589,565	(43,371,821)

Net assets
Beginning of period	46,982,734	90,354,555
End of period	$52,572,299	$46,982,734

See accompanying notes to financial statements.

11

Statements of Changes in Net Assets (Continued)

Shelton BDC Income Fund	Institutional Shares
	Period Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Value	Shares	Value
Shares sold	340	$2,703	36,291	$252,509
Shares issued in reinvestment of distributions	639	5,227	874	5,237
Shares repurchased	(2,529)	(21,936)	(37,260)	(265,506)
Net increase/(decrease)	(1,550)	$(14,006)	(95)	$(7,760)

	Investor Shares
	Period Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Value	Shares	Value
Shares sold	69,935	$591,440	23,280	$160,788
Shares issued in reinvestment of distributions	12,674	104,544	33,743	209,253
Shares repurchased	(139,726)	(1,148,618)	(210,958)	(1,419,979)
Net increase/(decrease)	(57,117)	$(452,634)	(153,935)	$(1,049,938)

Shelton Emerging Market Fund	Institutional Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	320,832	$6,530,525	55,023	$972,867	361,269	$5,104,041
Shares issued in reinvestment of distributions	—	—	2,309	46,398	47,764	772,818
Shares repurchased	(210,522)	(4,303,605)	(166,946)	(2,859,468)	(1,842,250)	(26,676,989)
Net increase/(decrease)	110,310	$2,226,920	(109,614)	$(1,840,203)	(1,433,217)	$(20,800,130)

	Investor Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	31,247	$630,892	1,032	$18,262	14,115	$217,500
Shares issued in reinvestment of distributions	—	—	137	2,728	2,782	44,734
Shares repurchased	(30,243)	(614,343)	(15,622)	(273,389)	(53,368)	(738,552)
Net increase/(decrease)	1,004	$16,549	(14,453)	$(252,399)	(36,471)	$(476,318)

Shelton International Select Equity Fund	Institutional Shares
	Period Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Value	Shares	Value
Shares sold	1,862,335	$50,005,684	2,852,650	$61,496,737
Shares issued in reinvestment of distributions	—	—	33,046	794,614
Shares gained with reorganization (Note 5)	—	—	1,027,306	21,305,921
Shares repurchased	(1,417,464)	(37,744,849)	(1,475,934)	(27,928,354)
Net increase/(decrease)	444,871	$12,260,835	2,437,068	$55,668,918

	Investor Shares
	Period Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Value	Shares	Value
Shares sold	437,449	$11,581,828	411,822	$9,231,323
Shares issued in reinvestment of distributions	—	—	2,976	71,947
Shares gained with reorganization (Note 5)	—	—	94,062	1,938,316
Shares repurchased	(97,426)	(2,600,216)	(124,979)	(2,681,441)
Net increase/(decrease)	340,023	$8,981,612	383,881	$8,560,145

See accompanying notes to financial statements.

12

Statements of Changes in Net Assets (Continued)

Shelton Tactical Credit Fund	Institutional Shares
	Period Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Value	Shares	Value
Shares sold	684,802	$7,621,552	772,060	$7,819,310
Shares issued in reinvestment of distributions	83,780	934,065	188,740	1,841,491
Shares repurchased	(287,397)	(3,152,013)	(3,803,066)	(36,872,793)
Net increase/(decrease)	481,185	$5,403,604	(2,842,266)	$(27,211,992)

	Investor Shares
	Period Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Value	Shares	Value
Shares sold	38,080	$421,581	268,050	$2,797,120
Shares issued in reinvestment of distributions	8,984	99,998	44,314	427,078
Shares repurchased	(237,353)	(2,600,394)	(1,644,597)	(15,604,908)
Net increase/(decrease)	(190,289)	$(2,078,815)	(1,332,233)	$(12,380,710)

See accompanying notes to financial statements.

13

Shelton Tactical Credit Fund Statement of Cash Flows (Unaudited) For the Period Ended June 30, 2021

Increase/(Decrease) in Cash:
Cash flows provided by/(used for) operating activities:
Net increase in net assets resulting from operations	$3,308,178
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(48,499,108)
Sales of long-term portfolio investments	53,430,166
Proceeds from securities sold short	—
Cover short securities	(3,236,580)
Purchases of Options	(357,951)
Written Options	457,037
Sales/(Purchases) of short-term investments, net	—
Consent payment income received	—
Return of capital received	—
Cash used for corporate actions	—
Decrease/(Increase) in investment securities sold receivable	2,093,906
Increase/(Decrease) in payable for securities purchased	(2,730,000)
Increase/(Decrease) in payable for fund shares repurchased	(107,589)
Decrease/(Increase) in dividends and interest receivable	162,474
Increase/(Decrease) in distributions payable	473,026
Decrease/(Increase) in Fund Shares Sold	(487,693)
Decrease/(Increase) in due from advisor	(9,402)
Decrease/(Increase) in prepaid expenses	2,184
Increase/(Decrease) in advisory fees	5,465
Increase/(Decrease) in short dividends and interest payable	(59,857)
Increase/(Decrease) in accrued expenses	29,456
Net amortization on investments	(182,553)
Net realized loss/(gain) on investments	(771,360)
Net change in unrealized appreciation/depreciation	(1,844,233)
Net cash provided by operating activities	1,675,566
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	9,077,196
Cost of shares redeemed	(5,752,407)
Dividends paid to shareholders, net of reinvestments	(9,339)
Net cash provided by financing activities	3,315,450

Net increase in cash	4,991,015

Cash and cash equivalents:
Beginning cash balance	—
Beginning cash held at broker	(4,962,373)
Total beginning cash and cash equivalents	(4,962,373)

Ending cash balance	28,642
Ending cash held at/(due to) broker	—
Total ending cash and cash equivalents	$28,642

See accompanying notes to financial statements.

14

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Shelton BDC Income Fund	Institutional Shares											Formerly AR Capital BDC Income Fund
	Period Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017	Period Ended December 31, 2016(a)(b)		Year Ended March 31, 2016(c)
Net asset value, beginning of year	$7.30		$8.96		$7.75		$8.92		$9.11	$8.40		$9.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.41		0.65		0.52		0.71		0.59	0.44		0.80
Net gain/(loss) on securities (both realized and unrealized)	1.05		(1.61)		1.41		(1.10)		(0.22)	0.72		(1.36)
Total from investment operations	1.46		(0.96)		1.93		(0.39)		0.37	1.16		(0.56)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.44)		(0.70)		(0.65)		(0.78)		(0.56)	(0.45)		(0.69)
Distributions from return of capital	—		—		(0.07)		—		—	—		—
Total distributions	(0.44)		(0.70)		(0.72)		(0.78)		(0.56)	(0.45)		(0.69)
Net asset value, end of year	$8.32		$7.30		$8.96		$7.75		$8.92	$9.11		$8.40

Total return	20.50	%(e)	(9.00)%		25.32%		(4.80)%		3.94%	14.07	%(e)	(5.76	)%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$270		$249		$306		$1,173		$1,610	$420		$443
Ratio of expenses to average net assets:(g)
Before expense reimbursements	2.14	%(h)	2.62%		1.95%		1.78%		1.78%	2.53	%(h)	2.47%
After expense reimbursements	1.25	%(h),(i)	1.26	%(i)	1.27	%(i)	1.26	%(i)	1.25%	1.24	%(h)	1.25%
Ratio of net investment income/(loss) to average net assets(j)												9.30%
Before expense reimbursements	9.16	%(h)	8.11%		5.35%		7.56%		5.82%	5.26	%(h)
After expense reimbursements	10.06	%(h)	9.47%		6.04%		8.08%		6.34%	6.55	%(h)
Portfolio turnover	27	%(e)	28%		37%		30%		118%	38	%(e)	166%

(a)	For the nine months ended December 31, 2016.
(b)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)	Not annualized
(f)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(g)	Does not include expenses of investment companies in which the Fund invests.
(h)	Annualized
(i)	CCO Fees are not included in the expense limitation.
(j)	Recognition of net investment income by the Fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

15

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton BDC Income Fund	Investor Shares											Formerly AR Capital BDC Income Fund
	Period Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017	Period Ended December 31, 2016(a)(b)		Year Ended March 31, 2016(c)
Net asset value, beginning of year	$7.36		$9.08		$7.83		$9.01		$9.21	$8.51		$9.66
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.39		0.68		0.60		0.68		0.54	0.44		0.70
Net gain/(loss) on securities (both realized and unrealized)	1.12		(1.68)		1.34		(1.11)		(0.19)	0.71		(1.17)
Total from investment operations	1.51		(1.00)		1.94		(0.43)		0.35	1.15		(0.47)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.47)		(0.72)		(0.62)		(0.75)		(0.55)	(0.45)		(0.68)
Distributions from return of capital	—		—		(0.07)		—		—	—		—
Total distributions	(0.47)		(0.72)		(0.69)		(0.75)		(0.55)	(0.45)		(0.68)
Net asset value, end of year	$8.40		$7.36		$9.08		$7.83		$9.01	$9.21		$8.51

Total return	20.43	%(e)	(9.26)%		25.31%		(5.13)%		3.73%	13.74	%(e)	(4.83	)%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,849		$3,795		$6,077		$8,430		$13,486	$13,614		$12,853
Ratio of expenses to average net assets:(g)
Before expense reimbursements	2.38	%(h)	2.87%		2.25%		2.03%		2.04%	2.82	%(h)	2.66%
After expense reimbursements	1.50	%(h),(i)	1.51	%(i)	1.52	%(i)	1.51	%(i)	1.50%	1.50	%(h)	1.45%
Ratio of net investment income/(loss) to average net assets(j)												7.89%
Before expense reimbursements	8.72	%(h)	8.36%		6.10%		7.13%		5.21%	5.16	%(h)
After expense reimbursements	9.62	%(h)	9.72%		6.83%		7.65%		5.73%	6.48	%(h)
Portfolio turnover	27	%(e)	28%		37%		30%		118%	38	%(e)	166%

(a)	For the nine months ended December 31, 2016.
(b)	Following the acquisition on November 4, 2016, advisor class and class A were renamed Institutional and Investor Class.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)	Not annualized
(f)

Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower. Returns are not annualized

(g)	Does not include expenses of investment companies in which the Fund invests.
(h)	Annualized
(i)	CCO Fees are not included in the expense limitation.
(j)	Recognition of net investment income by the Fund is affected by the timing in which the Fund invests. The ratio does not include the net income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

16

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Emerging Markets Fund(a) Institutional Shares(b)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(c)		Year Ended September 30, 2020	Year Ended September 30, 2019(d)	Year Ended September 30, 2018(d)	Year Ended September 30, 2017(d)	Year Ended September 30, 2016(d)
Net asset value, beginning of year	$20.09		$15.33		$14.82	$16.22	$15.90	$14.28	$12.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	0.01		(0.04)		0.01	0.31	0.31	0.07	(0.00	)(f)
Net gain/(loss) on securities (both realized and unrealized)	0.50		4.84		0.87	(1.24)	0.04	1.55	1.33
Total from investment operations	0.51		4.80		0.88	(0.93)	0.35	1.62	1.33
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.04)		(0.37)	(0.31)	(0.03)	—	—
Distributions from capital gains	—		—		—	(0.16)	—	—	—
Total distributions	—		(0.04)		(0.37)	(0.47)	(0.03)	—	—
Net asset value, end of year or period	$20.60		$20.09		$15.33	$14.82	$16.22	$15.90	$14.28

Total return	2.54	%(g)	31.29	%(g)	5.78%	(5.60)%	2.21%	11.34%	10.27%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$28,667		$25,749		$21,354	$41,845	$50,897	$51,833	$45,786
Ratio of expenses to average net assets:
Before expense reimbursements	1.58	%(h)	1.48	%(h)	1.89%	1.78%	1.61%	1.72%	1.85%
After expense reimbursements(i)	1.54	%(h)	1.48	%(h)	1.61%	1.56%	1.55%	1.55%	1.55%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.08	%(h)	(0.88	)%(h)	(0.20)%	1.81%	1.83%	0.29%	(0.32)%
After expense reimbursements	0.12	%(h)	(0.88	)%(h)	0.08%	2.03%	1.89%	0.46%	(0.32)%
Portfolio turnover	12	%(g)	27	%(g)	58%	78%	63%	169%	156%

(a)	Formerly named ICON Emerging Markets Fund.
(b)	Formerly named ICON Emerging Markets Fund - Class S.
(c)	Fund changed its fiscal year end from September 30 to December 31.
(d)	Audited by other independent registered public accounting firm.
(e)	Calculated based upon average shares outstanding.
(f)	Amount less than $(0.005).
(g)	Not Annualized.
(h)	Annualized.
(i)

Effective for the year ended September 30, 2020 and thereafter, CCO Fees are not included in the expense limitation. For the year ended September 30, 2020, reorganization costs not included. For all years presented, interest expense, when applicable, is not included in the expense limitation.

See accompanying notes to financial statements.

17

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Emerging Markets Fund(a) Investor Shares(b)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(c)		Year Ended September 30, 2020	Year Ended September 30, 2019(d)	Year Ended September 30, 2018(d)		Year Ended September 30, 2017(d)	Year Ended September 30, 2016(d)
Net asset value, beginning of year	$19.92		$15.20		$14.73	$16.08	$15.77		$14.20	$12.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(e)	(0.02)		(0.05)		(0.01)	0.14	0.24		0.06	(0.01)
Net gain/(loss) on securities (both realized and unrealized)	0.50		4.81		0.84	(1.10)	0.07		1.51	1.30
Total from investment operations	0.48		4.76		0.83	(0.96)	0.31		1.57	1.29
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.04)		(0.36)	(0.23)	(0.00	)(f)	—	—
Distributions from capital gains	—		—		—	(0.16)	—		—	—
Total distributions	—		(0.04)		(0.36)	(0.39)	(0.00)		—	—
Net asset value, end of year or period	$20.40		$19.92		$15.20	$14.73	$16.08		$15.77	$14.20

Total return(g)	2.41	%(h)	31.29	%(h)	5.48%	(5.87)%	1.97%		11.06%	9.99%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,647		$1,588		$1,432	$1,925	$6,436		$12,887	$9,072
Ratio of expenses to average net assets:
Before expense reimbursements	1.84	%(i)	1.73	%(i)	2.54%	2.26%	1.96%		2.12%	2.16%
After expense reimbursements(j)	1.80	%(i)	1.73	%(i)	1.89%	1.81%	1.80%		1.80%	1.80%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.26	)%(i)	(1.12	)%(i)	(0.74)%	0.45%	1.32%		0.08%	(0.43)%
After expense reimbursements	(0.22	)%(i)	(1.12	)%(i)	(0.08)%	0.90%	1.48%		0.40%	(0.07)%
Portfolio turnover	12	%(h)	27	%(h)	58%	78%	63%		169%	156%

(a)	Formerly named ICON Emerging Markets Fund.
(b)	Formerly named ICON Emerging Markets Fund - Class A.
(c)	Fund changed its fiscal year end from September 30 to December 31.
(d)	Audited by other independent registered public accounting firm.
(e)	Calculated based upon average shares outstanding.
(f)	Amount less than $(0.005).
(g)	The total return calculation excludes any sales charges.
(h)	Not annualized.
(i)	Annualized.
(j)

Effective for the year ended September 30, 2020 and thereafter, CCO Fees are not included in the expense limitation. For the year ended September 30, 2020, reorganization costs not included. For all years presented, interest expense, when applicable, is not included in the expense limitation.

See accompanying notes to financial statements.

18

Financial Highlights For a Share Outstanding Throughout Each Year (Continued)

Shelton International Select Equity Fund Institutional Shares(a)	Period Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017(b)	Year Ended April 30, 2017		Year Ended April 30, 2016 (c)
Net asset value, beginning of year	$25.77		$22.02	$18.35	$21.34	$18.03	$15.90		$21.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.13		0.12	0.29	0.19	0.10	0.22		0.25
Net gain/(loss) on securities (both realized and unrealized)	1.37		3.84	3.84	(2.97)	3.61	2.13		(5.01)
Total from investment operations	1.50		3.96	4.13	(2.78)	3.71	2.35		(4.76)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.21)	(0.46)	(0.21)	(0.39)	(0.22)		(0.54)
Distributions from return of capital	—		—	—	—	(0.01)	—		—
Distributions from capital gains	—		—	—	—	—	—		—
Total distributions	—		(0.21)	(0.46)	(0.21)	(0.40)	(0.22)		(0.54)
Redemption Fees	—		—	—	—	—	—		—
Net asset value, end of year	$27.27		$25.77	$22.02	$18.35	$21.34	$18.03		$15.90

Total return	5.82	%(e)	18.07%	22.53%	(13.17)%	20.74%	14.89	%(e)	(22.36	)%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$147,451		$127,893	$55,619	$41,424	$42,824	$38,737		$44,133
Ratio of expenses to average net assets:
Before expense reimbursements	1.02	%(g)	1.04%	1.12%	1.36%	1.32%	1.76	%(h)	1.28	%(h)
After expense reimbursements	1.00	%(g)	0.99%	1.01%	1.17%	0.99%	0.99%		1.23%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.92	%(g)	0.49%	1.28%	0.73%	0.41%
After expense reimbursements	0.96	%(g)	0.54%	1.40%	0.92%	0.74%	1.32%		1.36%
Portfolio turnover	34	%(e)	46%	49%	65%	24%	41%		40%

(a)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.
(b)	For the eight month period ended December 31, 2017.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)	Not annualized.
(f)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. For Investor Shares (Formerly Class A Shares), total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(g)	Annualized.
(h)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

19

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton International Select Equity Fund Investor Shares(a)	Period Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017(b)	Year Ended April 30, 2017		Year Ended April 30, 2016(c)
Net asset value, beginning of year	$25.62		$21.91	$18.29	$21.30	$18.02	$15.88		$21.16
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.11		0.05	0.24	0.11	0.08	0.17		0.19
Net gain/(loss) on securities (both realized and unrealized)	1.35		3.80	3.83	(2.94)	3.60	2.13		(4.97)
Total from investment operations	1.46		3.85	4.07	(2.83)	3.68	2.30		(4.78)
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.14)	(0.45)	(0.18)	(0.39)	(0.16)		(0.50)
Distributions from return of capital	—		—	—	—	(0.01)	—		—
Distributions from capital gains	—		—	—	—	—	—		—
Total distributions	—		(0.14)	(0.45)	(0.18)	(0.40)	(0.16)		(0.50)
Redemption Fees	—		—	—	—	—	—		—
Net asset value, end of year	$27.08		$25.62	$21.91	$18.29	$21.30	$18.02		$15.88

Total return	5.70	%(e)	17.64%	22.25%	(13.41)%	20.53%	14.55	%(e)	(22.51	)%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$25,971		$15,863	$5,152	$5,904	$3,785	$4,488		$8,488
Ratio of expenses to average net assets:
Before expense reimbursements	1.28	%(g)	1.29%	1.38%	1.56%	1.59%	2.02	%(h)	1.53	%(h)
After expense reimbursements	1.24	%(g)	1.25%	1.26%	1.38%	1.24%	1.24%		1.48%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.82	%(g)	0.19%	1.06%	0.33%	0.23%
After expense reimbursements	0.86	%(g)	0.24%	1.17%	0.51%	0.58%	1.06%		1.11%
Portfolio turnover	34	%(e)	46%	49%	65%	24%	41%		40%

(a)	As of July 28, 2017 Class A shares and I shares were renamed to Investor shares and Institutional shares, respectively.
(b)	For the eight month period ended December 31, 2017.
(c)	Audited by other independent registered public accounting firm.
(d)	Calculated based upon average shares outstanding.
(e)	Not annualized.
(f)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. For Investor Shares (Formerly Class A Shares), total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.

(g)	Annualized.
(h)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

20

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Tactical Credit Fund Institutional Shares	Period Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		For the Period November 1, 2019 through December 31, 2019(a)		Year Ended October 31, 2019		Year Ended October 31, 2018		For the Period December 1, 2016 through October 31, 2017(b)		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of year	$10.70		$10.55		$10.53		$10.97		$10.75		$10.68		$10.48		$10.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.16		0.40		0.04		0.12		0.17		0.22		0.25		0.26
Net gain/(loss) on securities (both realized and unrealized)	0.61		0.18		0.02		(0.09)		0.38		0.27		0.21		(0.45)
Total from investment operations	0.77		0.58		0.06		0.03		0.55		0.49		0.46		(0.19)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)		(0.43)		(0.04)		(0.36)		(0.29)		(0.28)		(0.26)		(0.26)
Distributions from capital gains	—		—		—		(0.11)		(0.04)		(0.14)		—		—
Total distributions	(0.24)		(0.43)		(0.04)		(0.47)		(0.33)		(0.42)		(0.26)		(0.26)

Redemption fees(c)	—		—		—		—		—	(d)	—	(d)	—	(d)	—	(d)

Net asset value, end of year	$11.23		$10.70		$10.55		$10.53		$10.97		$10.75		$10.68		$10.48

Total return	7.21	%(e)	5.89%		0.60	%(e)	0.37%		5.20%		4.63	%(e)	4.41%		(1.80)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$47,886		$40,473		$69,877		$77,405		$66,195		$67,084		$57,555		$44,465
Ratio of expenses to average net assets:
Before expense reimbursements	2.38	%(f),(g)	3.45	%(f)	2.83	%(f),(g),(h)	3.12	%(h)	5.18	%(h)	4.35	%(g),(h)	4.26	%(h)	3.83	%(h)
After expense reimbursements	2.22	%(f),(g)	3.35	%(f)	2.72	%(f),(g),(h)	3.01	%(h)	4.95	%(h)	4.15	%(g),(h)	3.93	%(h)	3.47	%(h)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.72	%(g)	3.83%		2.34	%(g)	1.00%		1.38%		2.03	%(g)	2.02%		2.11%
After expense reimbursements	2.88	%(g)	3.93%		2.45	%(g)	1.11%		1.61%		2.23	%(g)	2.35%		2.47%
Portfolio turnover	81	%(e)	249%		20	%(e)	116%		63%		69	%(e)	70%		64%

(a)	Fiscal year end changed from October 31 to December 31.
(b)	Fiscal year end changed from November 30 to October 31.
(c)	Based on average shares outstanding for the period.
(d)	Amount less than $0.01 per share.
(e)	Not annualized.
(f)

If interest expense and dividends on borrowings and securities sold short had been excluded, the expense ratios would have been lowered by 0.45% for the period ended June 30, 2021, and 1.13% for the year ended December 31, 2020 and 1.03% for the period ended December 31, 2019.

(g)	Annualized.
(h)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.66% for the year ended October 31, 2019, 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54%, 2.08%, and 1.44% for the periods ended November 30, respectively.

See accompanying notes to financial statements.

21

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Shelton Tactical Credit Fund Investor Shares	Period Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		For the Period November 1, 2019 through December 31, 2019(a)		Year Ended October 31, 2019		Year Ended October 31, 2018		For the Period December 1, 2016 through October 31, 2017(b)		Year Ended November 30, 2016		Year Ended November 30, 2015
Net asset value, beginning of year	$10.71		$10.55		$10.54		$10.96		$10.74		$10.68		$10.48		$10.93
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.15		0.36		0.04		0.08		0.15		0.20		0.23		0.24
Net gain/(loss) on securities (both realized and unrealized)	0.61		0.21		—		(0.06)		0.37		0.25		0.21		(0.46)
Total from investment operations	0.76		0.57		0.04		0.02		0.52		0.45		0.44		(0.22)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)		(0.41)		(0.03)		(0.33)		(0.26)		(0.25)		(0.24)		(0.23)
Distributions from capital gains	—		—		—		(0.11)		(0.04)		(0.14)		—		—
Total distributions	(0.25)		(0.41)		(0.03)		(0.44)		(0.30)		(0.39)		(0.24)		(0.23)

Redemption fees(c)	—		—		—		—		—	(d)	—	(d)	—	(d)	—	(d)

Net asset value, end of year	$11.22		$10.71		$10.55		$10.54		$10.96		$10.74		$10.68		$10.48

Total return	7.08	%(e)	5.77%		0.43	%(e)	0.22%		4.93%		4.28	%(e)	4.17%		(2.04)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$4,686		$6,510		$20,478		$20,942		$12,044		$22,964		$18,206		$5,627
Ratio of expenses to average net assets:
Before expense reimbursements	2.62	%(f),(g)	3.70	%(f)	3.08	%(f),(g),(h)	3.51	%(h)	5.43	%(h)	4.60	%(g),(h)	4.51	%(h)	4.08	%(h)
After expense reimbursements	2.46	%(f),(g)	3.60	%(f)	2.97	%(f),(g),(h)	3.45	%(h)	5.20	%(h)	4.40	%(g),(h)	4.18	%(h)	3.72	%(h)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.54	%(g)	3.51%		1.99	%(g)	0.70%		1.13%		1.78	%(g)	1.77%		1.86%
After expense reimbursements	2.70	%(g)	3.63%		2.10	%(g)	0.76%		1.36%		1.98	%(g)	2.10%		2.22%
Portfolio turnover	81	%(e)	249%		20	%(e)	116%		63%		69	%(e)	70%		64%

(a)	Fiscal year end changed from October 31 to December 31.
(b)	Fiscal year end changed from November 30 to October 31.
(c)	Based on average shares outstanding for the period.
(d)	Amount less than $0.01 per share.
(e)	Not annualized.
(f)

If interest expense and dividends on borrowings and securities sold short had been excluded, the expense ratios would have been lowered by 0.47% for the period ended June 30, 2021, and 1.13% for the year ended December 31, 2020 and 1.03% for the period ended December 31, 2019.

(g)	Annualized.
(h)

If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.66% for the year ended October 31, 2019, 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54%, 2.08%, and 1.44% for the periods ended November 30, respectively.

See accompanying notes to financial statements.

22

SCM Trust	Notes to Financial Statements (Unaudited)	June 30, 2021

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. As of June 30, 2021 the Trust consists of eleven separate series, four of which are included in these financial statements.

Shelton BDC Income Fund (“BDC Income Fund”) is an open-end, non-diversified series of the Trust. The Fund’s inception date is April 22, 2014, and the commencement date of operations is May 2, 2014. The investment objective is to provide a high level of income with the potential for capital appreciation. Effective July 1, 2016, CCM Partners d/b/a Shelton Capital Management, a California limited partnership (“Shelton” or the “Advisor”) became the advisor to the Fund.

The Shelton Emerging Markets Fund (“Emerging Markets Fund”) is an open-end diversified series of the Trust. The Fund’s inception date of the Fund is June 26, 2020. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Emerging Markets Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on June 26, 2020. All historic performance and financial information presented is that of the ICON Emerging Markets Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Emerging Markets Fund.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, diversified series of the Trust. The Fund’s inception date is December 16, 2014. The Fund’s investment objective is to seek current income and capital appreciation. Effective July 1, 2016, Shelton became the advisor to the Fund. The Tactical Credit Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on March 17, 2017. Prior to March 17, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares and Class C Shares of the former Tactical Credit Fund received Investor Shares of the successor Tactical Credit Fund and holders of Advisor Class Shares of the former Tactical Credit Fund received Institutional Shares of the successor Tactical Credit Fund. On June 19, 2019, the shareholders of the Cedar Ridge Unconstrained Credit Fund (the “Cedar Ridge Fund”) approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton Tactical Credit Fund. Cedar Ridge Unconstrained Credit Fund is the performance and accounting survivor of the reorganization, Shelton Tactical Credit is the legal and tax survivor. The reorganization was effective as of the close of business on June 21, 2019. See Note 7 for more information.

Shelton International Select Equity Fund (“International Select Fund”, and together with the BDC Income Fund, the Emerging Markets Fund, and the Tactical Credit Fund, each a “Fund” and collectively, the “Funds”) is an open-end, diversified series of the Trust. The Fund’s inception date is July 31, 2009. The Fund’s investment objective is to achieve long-term capital appreciation. Effective July 18, 2016, Shelton became the advisor to the Fund. The International Select Fund is a successor to a series of the FundVantage Trust, a Delaware statutory trust, pursuant to a reorganization that took place after the close of business on July 28, 2017. Prior to July 28, 2017, the Successor Fund had no investment operations. As a result of the reorganization, holders of Class A Shares of the former International Select Fund received Investor Shares of the successor International Select Equity Fund and holders of Class I Shares of the former International Select Equity Fund received Institutional Shares of the successor International Select Equity Fund.

On June 3, 2020 the shareholders of the ICON International Equity Fund, a series of ICON Funds approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton International Select Equity Fund. The International Select Fund is the performance and accounting, legal and tax survivor of the reorganization. The reorganization was effective as of the open of business on June 29, 2020. See Note 7 for more information.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a)    Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b)    Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c)    Short Sales — Short sales are transactions under which the Tactical Credit Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

23

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

(d)    Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e)    Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities. Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f)    Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g)     Concentration — The BDC Income Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (“BDCs”) that are traded on one or more nationally recognized securities exchanges. The equity securities in which the Fund may invest consist of common stocks, securities convertible into common stocks; and preferred stocks. In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h)    Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i)    Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

24

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

(j)    Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in the Fund’s 2020 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k)    Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at June 30, 2021 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 2(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Investments	Purchased Options	Written Options
BDC Income Fund	$4,083,005	$—	$8,033	$4,091,038	$—	$—
Emerging Markets Fund	$28,347,962	$—	$—	$28,347,962	$—	$—
International Select Fund	$159,524,656	$—	$—	$159,524,656	$—	$—
Tactical Credit Fund - Assets	$310,923	$54,931,589	$132,909	$55,375,421	$9,376	$—
Tactical Credit Fund - Liabilities	$—	$3,341,101	$—	$3,341,101	$—	$—

(a)	It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

Level 3 Securities	BDC Income Fund	International Select Fund	Tactical Credit Fund
Beginning Balance	$8,033	$171,856	$5,346
Net Purchases	—	—	—
Net Sales	—	—	—
Total Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	(1,097,807)
Accrued Interest	—	—	—
Transfers into Level 3	—	—	1,225,370
Transfers out of Level 3	—	171,856	—
Ending Balance	$8,033	—	$132,909

	Fair Value as of 06/30/2021	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
BDC Income Fund
Newstar Financial Inc CVR	$8,033	Estimated recovery proceeds	Expected remaining distributions	$0.08	Increase
Tactical Credit Fund
Copper Earnout Trust	$9,133	Offering documents, secondary offers	Market assessment	$10.25	Increase
JC Penney Corp Inc	$3,500	Offering documents, secondary offers	Market assessment	$0.25	Increase
Propco Earnout Trust	$120,276	Offering documents, secondary offers	Market assessment	$18.00	Increase

25

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

(l)    Disclosure about Derivative Instruments and Hedging Activities — The Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The effect of derivative instruments on the Statements of Assets & Liabilities for the six months ended June 30, 2021:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Asset Derivatives
Purchased Options	$9,376

Liability Derivatives
Written Options	$—

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2021:

Derivatives Not Accounted for as Hedging Instruments	Tactical Credit Fund
Amount of Realized Gain/(Loss) Recognized on Derivatives
Interest Rate Futures	$142,968
Purchased Interest Rate Options	60,328
Written Interest Rate Options	10,155
Purchased Equity Options	(163,554)
Written Equity Options	64,445
Total	$31,145

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Interest Rate Futures	$—
Purchased Interest Rate Options	(55,859)
Written Interest Rate Options	(25,781)
Purchased Equity Options	151,554
Written Equity Options	(62,945)
Total	$6,969

The previously disclosed derivative instruments outstanding as of June 30, 2021, and their effect on the Statement of Operations for the six month January 1, 2021 through June 30, 2021, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the six month period:

Average Month End Notional Value
Purchased Options	$26,191,667
Written Options	2,200,000

(m)    LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds Is uncertain.

(n)    COVID-19 Risks — An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

26

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
BDC Income Fund	0.90%
Emerging Markets Fund	1.00%
International Select Fund	0.74%
Tactical Credit Fund	1.17%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding certain compliance costs, extraordinary expenses such as litigation or merger and reorganization expenses, for example and with respect to the BDC Income Fund, acquired fund fees and expenses) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the contractual expense limits, for the year ended June 30, 2021 are as follows:

	Contractual Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
BDC Income Fund	1.25%	1.50%	5/1/22
Emerging Markets Fund	1.55%	1.80%	5/1/22
International Select Fund	0.99%	1.24%	5/1/22
Tactical Credit Fund	1.39%	1.64%	5/1/22

At June 30, 2021, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $703,469. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 10/31/21	Expires 12/31/21		Expires 10/31/22	Expires 12/31/22	Expires 9/30/23	Expires 12/31/23	Total
BDC Income Fund	$—	$48,779	*	$—	$58,429	$—	$58,825	$166,033
Emerging Markets Fund	—	—		—	—	634	—	634
International Select Fund	—	91,289		—	66,303	—	44,901	202,493
Tactical Credit Fund	168,854	—		82,500	20,815	—	62,140	334,309
Total	$168,854	$140,068		$82,500	$145,547	$634	$165,866	$703,469

*	The financial information presented reflects the expense reimbursement by Shelton Capital Management in effect from May 1, 2018 to December 31, 2018.

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of Shelton, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the year ended June 30, 2021 the following were paid:

Fund	Investor Class 12b-1 Fees
BDC Income Fund	$4,986
Emerging Markets Fund*	2,033
International Select Fund	27,224
Tactical Credit Fund	6,275

*	Period from January 1, 2021, through June 30, 2021.

27

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statement of Operations.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended June 30, 2021 were as follows:

Fund	Purchases	Sales
BDC Income Fund	$650,971	$1,132,735
Emerging Markets Fund	3,093,781	1,782,684
International Select Fund	49,515,259	30,610,131
Tactical Credit Fund	19,415,465	27,135,798

NOTE 4 - TAX CHARACTER

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2020 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Post October and Other Losses	Total Distributable Earnings
BDC Income Fund	$41,363	$—	$(4,647,801)	$(295,290)	$—	$(4,901,728)
Emerging Markets Fund	593,515	—	(3,020,220)	7,531,566	—	5,104,861
International Select Fund	742,014	—	(51,221,761)	25,687,492	—	(24,792,255)
Tactical Credit Fund	707,997	—	(5,977,277)	(4,330,721)	—	(9,600,001)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and PFICs.

Capital Losses: Capital loss carry forwards, as of December 21, 2020, available to offset future capital gains, if any, are as follows:

Expiring	BDC Income Fund	Emerging Markets Fund	International Select Fund*	Tactical Credit Fund**
Long Term with No Expiration	$(2,038,826)	$(3,020,220)	$(46,167,307)	$(3,536,329)
Short Term with No Expiration	(2,608,975)	—	(5,054,454)	(2,440,948)
Long Term with Expiration	—	—	—	—
Short Term with Expiration	—	—	—	—
Total	$(4,647,801)	$(3,020,220)	$(51,221,761)	$(5,977,277)

*	Subject to annual limitation under §382 of The Code of $214,635 in 2021 and 2022, and $27,391 in 2023.
**	Subject to annual limitation of $561,798 under §382 of The Code through 2023 with $527,580 available in 2024.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the year ended December 31, 2020 are as follows:

Fund	Year or Period Ended	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
BDC Income Fund	December 31, 2019	$63,262	$545,542	$—	$—	$608,804
	December 31, 2020	—	417,614	—	—	417,614
Emerging Markets Fund	September 30, 2019	—	1,506,869	75,722	—	1,582,591
	September 30, 2020	—	852,068	—	—	852,068
	December 31, 2020	—	50,052	—	—	50,052
International Select Fund	December 31, 2019	—	1,253,877	—	—	1,253,877
	December 31, 2020	—	885,582	—	—	885,582
Tactical Credit Fund	October 31, 2019(b)	—	161,752	647,005	2,260,001	3,068,758
	December 31, 2019(b)	—	375,685	—	707,607	1,083,292
	December 31, 2020	—	2,303,959	—	—	2,303,959

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2019.
(b)

The tax distributions for the period ended December 31, 2019 differ from book distributions by $723,486 of which $264,188 was included in the book distribution for the year ended October 31, 2019 and $459,292 of income earned by Shelton Tactical Credit Fund prior to the merger date but not included in the book distributions as the Cedar Ridge Fund was the accounting survivor (see note 7) of the merger.

The tax distributions for October 31, 2019 differ from the book distributions by $264,188 as that amount was included in the tax distributions post-merger for the period ending December 31, 2019.

A final tax returned for the Cedar Ridge Unconstrained Credit Fund was filed for the period ended June 21, 2019 the date of the merger (see note 7).

28

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

NOTE 6 - BORROWINGS

In connection with the short sale arrangement of Shelton Tactical Credit Fund, the Fund may borrow in excess of the short sale proceeds. At June 30, 2021, the total amount outstanding in excess of the short sale proceeds was $0. Amounts borrowed under this arrangement bear interest at an interest rate based on the bank’s margin rate. For the period ended June 30, 2021, the weighted average interest rate of this arrangement was 1.82%, the average amount outstanding was $79,052 and the maximum outstanding balance was $4,982,778. The total amount of interest charged under the arrangement was $725 and is included in the balance of Interest and fees on borrowings and short sale arrangement in the Statement of Operations.

NOTE 7 - REORGANIZATION

On June 19, 2019, the shareholders of the Cedar Ridge Unconstrained Credit Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton Tactical Credit Fund. Cedar Ridge Unconstrained Credit Fund is the performance and accounting survivor of the reorganization, Shelton Tactical Credit is the legal and tax survivor. The reorganization was effective as of the close of business on June 21, 2019. The following table illustrates the specifics of the Fund’s reorganization:

Shelton Tactical Credit Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of Shelton Tactical Credit Fund	Cedar Ridge Unconstrained Credit Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$23,813,547	2,227,883	$76,412,507	$100,226,054(a)	Non-taxable

(a)	Includes undistributed net investment income, accumulated realized gains and unrealized depreciation in the amounts of $-, $- and $760,216 respectively.

As of close of business on June 21, 2019, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
Shelton Tactical Credit – Institutional Class	10.17	0.9514	1,323,638	$14,151,144	10.69	Shelton Tactical Credit – Institutional Class
Shelton Tactical Credit – Investor Class	10.15	0.9499	904,245	$9,662,403	10.69	Shelton Tactical Credit – Investor Class
Cedar Ridge Unconstrained Credit Fund – Institutional Class	10.69	1.0000	6,189,879	$66,176,655	10.69	Shelton Tactical Credit – Institutional Class
Cedar Ridge Unconstrained Credit Fund – Investor Class	10.69	1.0000	957,909	$10,235,852	10.69	Shelton Tactical Credit – Investor Class

On May 23, 2020, the shareholders of the ICON International Equity Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the Shelton International Select Equity Fund. Shelton International Select Equity Fund is the survivor of the reorganization. The reorganization was effective as of the close of business on June 26, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON International Equity Fund Pre-Reorganization Net Assets	New Shares issued to Shareholders of ICON International Equity Fund	Shelton International Select Equity Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$23,244,237(a)	1,121,368	$62,750,633	$85,994,870	Non-taxable

(a)	Includes undistributed net investment income, accumulated realized losses and unrealized appreciation in the amounts of $528,663, $(9,724,470) and $2,157,152, respectively, from the merged fund.

29

SCM Trust	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

As of close of business on June 26, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON International Equity Fund – Class S	$9.40	0.4532	1,027,306	$21,305,921	$20.74	Shelton International Select Equity Fund – Institutional Class
ICON International Equity Fund – Class A	$9.18	0.4454	69,706	$1,435,990	$20.61	Shelton International Select Equity Fund – Investor Class
ICON International Equity Fund – Class C	$8.08	0.3920	24,356	$502,326	$20.61	Shelton International Select Equity Fund – Investor Class

Additional Information

Fund Holdings

The Fund holdings shown in this report are as of June 30, 2021. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the SCM Trust uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2020 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the SCM Trust. It is authorized for distribution only if preceded or accompanied by a current SCM Trust prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Fund.

30

Board of Trustees and Executive Officers

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chairman of the Board, Trustee, President	Since August 1999 Since August 1999 Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s four Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

31

Board Approval of the Investment Advisory Agreement (Unaudited) June 30, 2021

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

●	The Investment Advisory Agreement (the “Advisory Agreement”) dated October 11, 2016 between SCM Trust, on behalf of the funds listed below, and Shelton Capital Management (“SCM”):

o	Shelton International Select Equity Fund;

o	Shelton BDC Income Fund; and

o	Shelton Tactical Credit Fund (each, a “Fund” and collectively, the Funds”).

At a meeting held on February 26, 2021, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the Advisory Agreement for an additional one-year period:

Prior to the Meeting, the Independent Trustees requested information from SCM and third-party sources. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on each applicable Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the applicable Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each applicable Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the Advisory Agreement with SCM representatives, and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the applicable Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the applicable Advisory Agreements, and that the nature, extent and overall quality of such services provided by SCM, respectively, are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and against its benchmark indices. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider, as applicable. Among the factors considered in this regard, were the following:

●	For the Shelton International Select Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year and 3-year periods.

●

For the Shelton BDC Income Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 3-year period, and in the lowest performing quartile over the 1-year and 5-year periods.

●

For the Shelton Tactical Credit Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year and 3-year periods and in the second lowest performing quartile over the 5-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance records in managing the applicable Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the Advisory Agreement would be consistent with the best interests of each applicable Fund and its shareholders.

32

Board Approval of the Investment Advisory Agreement (Unaudited) (Continued) June 30, 2021

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers on certain Funds.

The Board noted that the maximum management fee charged to each Fund was higher than the relevant Fund’s peer category median.

The Board also observed that each Fund’s total annual operating expense ratios, after taking into account the expense limitations and waivers applicable to certain Funds (and excluding acquired fund fees and expenses for the Shelton BDC Income Fund), were higher than the relevant Fund’s peer category median, except for the net expense ratio of the Institutional Class of the Shelton BDC Income Fund, which (excluding acquired fund fees and expenses) was slightly below the Fund’s peer category median.

Comparable Accounts

The Board noted certain information provided by SCM regarding fees charged to other clients utilizing a strategy similar to that employed by an applicable Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to SCM’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the applicable Funds. The Board also reviewed the resulting level of profits to SCM, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from SCM.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the applicable Funds require. The Trustees also noted that currently, SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and may extend those limits in the future.

The Board also considered that SCM does not receive material indirect benefits from managing the applicable Funds. For example, SCM does not currently employ a “soft dollar” program, but noted that Shelton Capital may seek to employ a soft dollar program in the near future.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each applicable Fund’s cost structure and level of profits for SCM, were reasonable and that economies of scale and ancillary benefits, to the extent present with respect to a Fund, were not material.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew and approve the Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Funds, and that the renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

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SEMI-ANNUAL REPORT

June 30, 2021

ICON Consumer Select Fund

ICON Equity Fund
ICON Equity Income Fund

ICON Flexible Bond Fund
ICON Health and Information Technology Fund

ICON Natural Resources and Infrastructure Fund
ICON Utilities and Income Fund

Table of Contents	June 30, 2021

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdown	4
Portfolio of Investments	6
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	25
Notes to Financial Statements	32
Additional Information	42
Board of Trustees and Executive Officers	43

About Your Fund’s Expenses (Unaudited)	June 30, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period*	Net Annual Expense Ratio
ICON Consumer Select Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,182	$ 7.36	1.36%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.80	1.36%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,179	$ 8.64	1.60%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 8.00	1.60%

ICON Equity Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,205	$ 6.01	1.10%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.51	1.10%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,203	$ 7.32	1.34%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.70	1.34%

ICON Equity Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,193	$ 5.44	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.01	1.00%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,191	$ 6.74	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.21	1.24%

ICON Flexible Bond Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,034	$ 3.83	0.76%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.81	0.76%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,033	$ 5.04	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.01	1.00%

*

Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

About Your Fund’s Expenses (Unaudited) (Continued)	June 30, 2021

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period*	Net Annual Expense Ratio
ICON Health and Information Technology Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,128	$ 6.65	1.26%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.31	1.26%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,127	$ 7.91	1.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.51	1.50%

ICON Natural Resources and Infrastructure Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,145	$ 6.91	1.30%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.51	1.30%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,250	$ 8.70	1.56%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,017	$ 7.80	1.56%

ICON Utilities and Income Fund
Institutional Shares
Based on Actual Fund Return	$ 1,000	$ 1,145	$ 6.49	1.22%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.11	1.22%
Investor Shares
Based on Actual Fund Return	$ 1,000	$ 1,145	$ 7.76	1.46%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.31	1.46%

*

Expenses are equal to the Fund’s annualized expense ratio listed in the “Net Annual Expense Ratio” column, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Top Holdings and Sector Breakdown (Unaudited)	June 30, 2021

ICON Consumer Select Fund

Security		Market Value	Percentage of Total Investment
1	The Goldman Sachs Group Inc	$3,074,193	5.1%
2	Ally Financial Inc	3,060,176	5.1%
3	NIKE Inc	2,842,616	4.7%
4	Ulta Beauty Inc	2,800,737	4.7%
5	Monarch Casino & Resort Inc	2,798,991	4.7%
6	Mastercard Inc	2,738,175	4.6%
7	PulteGroup Inc	2,559,333	4.3%
8	Green Brick Partners Inc	2,410,622	4.0%
9	Bank of America Corp	2,399,586	4.0%
10	US Bancorp	2,364,255	3.9%

ICON Equity Fund

Security		Market Value	Percentage of Total Investment
1	Skyworks Solutions Inc	$6,319,313	7.8%
2	EPAM Systems Inc	5,365,080	6.7%
3	Mastercard Inc	4,245,632	5.3%
4	NIKE Inc	4,155,781	5.2%
5	Chart Industries Inc	3,892,112	4.8%
6	Global Payments Inc	3,537,379	4.4%
7	Ally Financial Inc	3,264,520	4.0%
8	Adobe Inc	3,162,456	3.9%
9	Extreme Networks Inc	2,920,572	3.6%
10	Bank of America Corp	2,700,070	3.3%

ICON Equity Income Fund

Security		Market Value	Percentage of Total Investment
1	Lincoln National Corp	$4,449,072	5.1%
2	Bristol-Myers Squibb Co	4,109,430	4.7%
3	JPMorgan Chase & Co	3,787,866	4.3%
4	Genuine Parts Co	3,275,573	3.7%
5	Prudential Financial Inc	3,227,805	3.7%
6	Cummins Inc	3,193,911	3.6%
7	MDC Holdings Inc	3,125,866	3.6%
8	Walgreens Boots Alliance Inc	3,114,512	3.6%
9	International Paper Co	3,010,321	3.4%
10	Whirlpool Corp	2,834,260	3.2%

ICON Flexible Bond Fund

Security		Market Value	Percentage of Total Investment
1	First American Government Obligations Fund	$14,981,360	10.3%
2	Argo Group US Inc, 6.500%	8,451,506	5.8%
3	Principal Financial Group Inc, 3M US LIBOR + 3.044%, 5/15/2055	7,070,895	4.9%
4	Fifth Third Bancorp, 3M US LIBOR + 3.129%	6,692,808	4.6%
5	Dell International LLC / EMC Corp, 6.100%, 7/15/2027	5,653,251	3.9%
6	Bank of America Corp, 7.250%	5,339,736	3.7%
7	Monmouth Real Estate Investment Corp, 6.125%	5,137,012	3.5%
8	Andeavor LLC, 5.125%, 12/15/2026	4,573,779	3.2%
9	PacifiCorp, 8.069%, 9/9/2022	3,978,286	2.7%
10	Foot Locker Inc, 8.500%, 1/15/2022	3,900,000	2.7%

Top Holdings and Sector Breakdown (Unaudited) (Continued)	June 30, 2021

ICON Health and Information Technology Fund

Security		Market Value	Percentage of Total Investment
1	EPAM Systems Inc	$7,868,784	6.0%
2	Skyworks Solutions Inc	6,329,668	4.9%
3	UnitedHealth Group Inc	6,086,688	4.7%
4	Adobe Inc	5,797,836	4.5%
5	NXP Semiconductors NV	5,695,770	4.4%
6	Global Payments Inc	5,662,395	4.3%
7	Mastercard Inc	5,439,841	4.2%
8	II-VI Inc	5,146,631	4.0%
9	Euronet Worldwide Inc	5,116,230	3.9%
10	Autodesk Inc	5,108,250	3.9%

ICON Natural Resources and Infrastructure Fund

Security		Market Value	Percentage of Total Investment
1	Chart Industries Inc	$6,584,400	5.0%
2	Diamondback Energy Inc	6,572,300	5.0%
3	Royal Dutch Shell PLC	6,504,400	5.0%
4	Exxon Mobil Corp	6,497,240	5.0%
5	Delek US Holdings Inc	6,486,000	4.9%
6	Herman Miller Inc	6,128,200	4.7%
7	MasTec Inc	5,665,210	4.3%
8	Atlantica Sustainable Infrastructure PLC	5,359,680	4.1%
9	Valero Energy Corp	5,075,200	3.9%
10	Old Dominion Freight Line Inc	4,822,200	3.7%

ICON Utilities and Income Fund

Security		Market Value	Percentage of Total Investment
1	MDU Resources Group Inc	$2,663,900	6.5%
2	Xcel Energy Inc	2,358,504	5.8%
3	Duke Energy Corp	2,260,688	5.5%
4	Atlantica Sustainable Infrastructure PLC	2,158,760	5.3%
5	Sempra Energy	2,119,680	5.2%
6	Ameren Corp	2,001,000	4.9%
7	Avangrid Inc	1,810,336	4.4%
8	The AES Corp	1,715,406	4.2%
9	National Fuel Gas Co	1,651,100	4.0%
10	Evergy Inc	1,631,610	4.0%

ICON Consumer Select Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (99.83%)

Communications (9.03%)
Alphabet Inc*	900	$2,255,688
Amazon.com Inc*	323	1,111,172
Comcast Corp	11,900	678,538
eBay Inc	19,700	1,383,137
Total Communications		5,428,535

Consumer, Cyclical (40.79%)
Brunswick Corp	22,500	2,241,450
Five Below Inc*	12,200	2,357,894
Green Brick Partners Inc*	106,008	2,410,622
LKQ Corp*	41,400	2,037,708
Lululemon Athletica Inc*	6,300	2,299,311
Monarch Casino & Resort Inc*	42,300	2,798,991
NIKE Inc	18,400	2,842,616
PulteGroup Inc	46,900	2,559,333
Ulta Beauty Inc*	8,100	2,800,737
Walgreens Boots Alliance Inc	41,100	2,162,271
Total Consumer, Cyclical		24,510,933

Consumer, Non-Cyclical (3.87%)
Global Payments Inc	12,400	2,325,496

Financial (46.14%)
Alleghany Corp*	2,100	1,400,847
Ally Financial Inc	61,400	3,060,176
American Express Co	14,200	2,346,266
Assurant Inc	8,700	1,358,766
Bank of America Corp	58,200	2,399,586
Equitable Holdings Inc	27,400	834,330
The Goldman Sachs Group Inc	8,100	3,074,193
JPMorgan Chase & Co	12,900	2,006,466
Marsh & McLennan Cos Inc	4,700	661,196
Mastercard Inc	7,500	2,738,175
Morgan Stanley	13,500	1,237,815
US Bancorp	41,500	2,364,255
Visa Inc	8,500	1,987,470
Voya Financial Inc	36,600	2,250,900
Total Financial		27,720,441

Total Common Stock (Cost $39,397,927)		59,985,405

Funds (0.09%)

Money Market Funds (0.09%)
First American Government Obligations Fund	52,632	52,632

Total Funds (Cost $52,632)		52,632

Total Investments (Cost $39,450,559)(a) (99.92%)		60,038,037
Other Net Assets (0.08%)		50,283
Net Assets (100.00%)		$60,088,320

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $39,452,250.

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$20,687,417
Unrealized depreciation	(101,630)
Net unrealized appreciation	$20,585,787

ICON Equity Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (96.13%)

Basic Materials (0.99%)
The Chemours Co	23,000	$800,400

Communications (3.62%)
Extreme Networks Inc*	261,700	2,920,572

Consumer, Cyclical (21.22%)
Brunswick Corp	15,100	1,504,262
Five Below Inc*	9,900	1,913,373
KB Home	24,800	1,009,856
LGI Homes Inc*	13,700	2,218,578
Magna International Inc	28,200	2,612,448
Monarch Casino & Resort Inc*	31,100	2,057,887
NIKE Inc	26,900	4,155,781
Ulta Beauty Inc*	4,700	1,625,119
Total Consumer, Cyclical		17,097,304

Consumer, Non-Cyclical (6.63%)
Euronet Worldwide Inc*	13,350	1,806,923
Global Payments Inc	18,862	3,537,379
Total Consumer, Non-Cyclical		5,344,302
Energy (5.94%)
Baker Hughes Co	92,200	2,108,614
Diamondback Energy Inc	28,500	2,675,865
Total Energy		4,784,479

Financial (20.65%)
Ally Financial Inc	65,500	3,264,520
Bank of America Corp	65,488	2,700,070
JPMorgan Chase & Co	15,300	2,379,762
Mastercard Inc	11,629	4,245,632
Truist Financial Corp	39,100	2,170,050
Voya Financial Inc	30,500	1,875,750
Total Financial		16,635,784

Industrial (14.28%)
Advanced Drainage Systems Inc	14,400	1,678,608
Alamo Group Inc	10,000	1,526,800
Armstrong World Industries Inc	18,000	1,930,680
Chart Industries Inc*	26,600	3,892,112
CSX Corp	38,100	1,222,248
L3Harris Technologies Inc	5,800	1,253,670
Total Industrial		11,504,118

See accompanying notes to financial statements.

ICON Equity Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Shares	Value
Technology (22.80%)
Adobe Inc*	5,400	$3,162,456
EPAM Systems Inc*	10,500	5,365,080
NXP Semiconductors NV	12,900	2,653,788
Qorvo Inc*	4,400	860,860
Skyworks Solutions Inc	32,956	6,319,313
Total Technology		18,361,497

Total Common Stock (Cost $41,959,281)		77,448,456

Funds (3.93%)

Exchange-Traded Funds (3.92%)
Direxion Daily S&P 500 Bull 3X#	18,094	1,928,459
Direxion Daily Small Cap Bull 3X Shares#	12,600	1,233,414
Total Exchange-Traded Funds		3,161,873

Money Market Funds (0.01%)
First American Government Obligations Fund	8,773	8,773

Total Funds (Cost $1,192,442)		3,170,646
Total Investments (Cost $43,151,723)(a) (100.06%)		$80,619,102
Liabilities in Excess of Other Assets (-0.06%)		(51,562)
Net Assets (100.00%)		$80,567,540

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

(a)	Aggregate cost for federal income tax purpose is $43,174,894.

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$37,554,997
Unrealized depreciation	(110,789)
Net unrealized appreciation	$37,444,208

ICON Equity Income Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (96.79%)

Basic Materials (9.14%)
Eastman Chemical Co	21,100	$2,463,425
International Paper Co	49,100	3,010,321
Neenah Inc	50,700	2,543,619
Total Basic Materials		8,017,365

Communications (5.68%)
Juniper Networks Inc	84,700	2,316,545
Nexstar Media Group Inc	18,000	2,661,840
Total Communications		4,978,385

Consumer, Cyclical (23.21%)
Cummins Inc	13,100	3,193,911
Genuine Parts Co	25,900	3,275,573
Leggett & Platt Inc	45,400	2,352,174
MDC Holdings Inc	61,776	3,125,866
VF Corp	30,000	2,461,200
Walgreens Boots Alliance Inc	59,200	3,114,512
Whirlpool Corp	13,000	2,834,260
Total Consumer, Cyclical		20,357,496

Consumer, Non-Cyclical (11.14%)
AbbVie Inc	22,561	2,541,271
Altria Group Inc	7,600	362,368
Bristol-Myers Squibb Co	61,500	4,109,430
Philip Morris International Inc	15,000	1,486,650
Rent-A-Center Inc	24,000	1,273,680
Total Consumer, Non-Cyclical		9,773,399

Energy (1.20%)
Baker Hughes Co	46,108	1,054,490
Financial (24.84%)
Bank of America Corp	65,500	2,700,565
Fifth Third Bancorp	49,500	1,892,385
JPMorgan Chase & Co	24,353	3,787,866
Kearny Financial Corp	149,400	1,785,330
Lincoln National Corp	70,800	4,449,072
Prudential Financial Inc	31,500	3,227,805
US Bancorp	46,000	2,620,620
Webster Financial Corp	24,900	1,328,166
Total Financial		21,791,809

Industrial (9.98%)
Hubbell Inc	13,000	2,428,920
Lockheed Martin Corp	6,800	2,572,780
Packaging Corp of America	12,700	1,719,834
Union Pacific Corp	9,229	2,029,734
Total Industrial		8,751,268

Technology (7.17%)
International Business Machines Corp	5,900	864,881
QUALCOMM Inc	19,800	2,830,014
Texas Instruments Inc	13,500	2,596,050
Total Technology		6,290,945

Utilities (4.43%)
Evergy Inc	29,500	1,782,685
Otter Tail Corp	43,100	2,103,711
Total Utilities		3,886,396

Total Common Stock (Cost $66,356,769)		84,901,553

See accompanying notes to financial statements.

ICON Equity Income Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Par Value	Value
Preferred Stock (0.68%)

Financial (0.68%)
Annaly Capital Management Inc, 6.950%(a)	$4,000	$104,360
Argo Group US Inc, 6.500%	18,907	489,502
Total Financial		593,862

Total Preferred Stock (Cost $578,026)		593,862

Corporate Debt (1.83%)

Basic Materials (0.03%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	28,000	28,073

Consumer, Cyclical (0.77%)
Foot Locker Inc, 8.500%, 1/15/2022	650,000	676,000

Consumer, Non-Cyclical (0.25%)
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	219,234

Financial (0.78%)
JPMorgan Chase & Co, LIBOR + 3.470%(a),(b)	170,000	170,425
Principal Financial Group Inc, LIBOR + 3.044%, 5/15/2055(a)	250,000	248,625
Prudential Financial Inc, 5.875%, 9/15/2042(a)	250,000	264,299
Total Financial		683,349

Total Corporate Debt (Cost $1,557,531)		1,606,656

	Shares
Funds (0.61%)

Mutual Funds (0.11%)
Eaton Vance Short Duration Diversified Income Fund	7,367	97,760

Money Market Funds (0.50%)
First American Government Obligations Fund	437,882	437,882

Total Funds (Cost $535,206)		535,642

Total Investments (Cost $69,027,532)(c) (99.91%)		87,637,713
Other Net Assets (0.09%)		76,306
Net Assets (100.00%)		$87,714,019

*	Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2021, these securities had a total aggregate market value of $28,073, which represented approximately 0.032% of net assets.

(a)

Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2021 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(c)	Aggregate cost for federal income tax purpose is $69,206,877.

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$18,877,871
Unrealized depreciation	(447,035)
Net unrealized appreciation	$18,430,836

ICON Flexible Bond Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (1.65%)

Financial (1.65%)
Annaly Capital Management Inc,	248,641	$2,207,932
Eaton Vance Floating-Rate Income Plus Fund	220,898	181,136
Total Financial		2,389,068

Total Common Stock (Cost $2,456,809)		2,389,068

	Par Value
Corporate Debt (63.33%)

Basic Materials (0.25%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	$364,000	364,946

Communications (3.58%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	1,500,000	1,661,250
The Walt Disney Co, 7.750%, 2/1/2024	3,000,000	3,532,243
Total Communications		5,193,493
Consumer, Cyclical (11.27%)
Air Canada 2015-1 Class B Pass Through Trust, 3.875%, 3/15/2023 (144A)	878,579	889,425
Century Communities Inc, 5.875%, 7/15/2025	1,655,000	1,711,634
Cooper-Standard Automotive Inc, 13.000%, 6/1/2024 (144A)	1,000,000	1,130,000
Foot Locker Inc, 8.500%, 1/15/2022	3,750,000	3,900,000
G-III Apparel Group Ltd, 7.875%, 8/15/2025 (144A)	1,850,000	2,002,718
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	1,022,290
Navistar International Corp, 9.500%, 5/1/2025 (144A)	750,000	804,000
UAL 2007-1 Pass Through Trust, 6.636%, 7/2/2022	1,607,273	1,659,509
United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/2021	908,113	912,672
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 4/11/2022	2,279,937	2,317,326
Total Consumer, Cyclical		16,349,574

See accompanying notes to financial statements.

ICON Flexible Bond Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Par Value	Value
Consumer, Non-Cyclical (6.73%)
Conagra Brands Inc, 7.125%, 10/1/2026	$1,150,000	$1,440,678
Cooke Omega Investments Inc / Alpha VesselCo Holdings Inc, 8.500%, 12/15/2022 (144A)	3,000,000	3,078,750
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,637,692
Spectrum Brands Inc, 5.750%, 7/15/2025	1,500,000	1,537,125
Vector Group Ltd, 10.500%, 11/1/2026 (144A)	1,000,000	1,061,250
Total Consumer, Non-Cyclical		9,755,495

Energy (7.11%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	4,573,779
Calumet Specialty Products Partners LP / Calumet Finance Corp, 7.625%, 1/15/2022#	1,065,065	1,062,402
Diamondback Energy Inc, 5.375%, 5/31/2025	1,350,000	1,387,125
Marathon Petroleum Corp, 3.625%, 9/15/2024	2,000,000	2,152,045
Occidental Petroleum Corp, 7.150%, 5/15/2028	1,000,000	1,140,000
Total Energy		10,315,351

Financial (21.23%)
BAC Capital Trust XIV, 4.000%, 3M US LIBOR (floor 4.000%) + 0.400%#,(a),(b)	1,500,000	1,513,125
Credit Acceptance Corp, 6.625%, 3/15/2026	2,000,000	2,105,000
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	1,000,000	1,151,766
Fifth Third Bancorp, 3M US LIBOR + 3.129%#,(a),(b)	6,718,000	6,692,808
GLP Capital LP / GLP Financing II Inc, 5.250%, 6/1/2025	2,000,000	2,251,300
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 6.750%, 2/1/2024	500,000	510,715
JPMorgan Chase & Co, 3M US LIBOR + 3.470%(a),(b)	2,417,000	2,423,043
Principal Financial Group Inc, 3M US LIBOR + 3.044%, 5/15/2055#,(b)	7,110,000	7,070,895
Prudential Financial Inc, 5.875%, 9/15/2042(b)	2,800,000	2,960,151
Tyco International Finance SA, 3.900%, 2/14/2026	1,100,000	1,173,199
USB Capital IX, 3M US LIBOR (floor 3.500%) + 1.020%(a),(b)	3,000,000	2,951,250
Total Financial		30,803,252

Industrial (3.58%)
Fluor Corp, 3.500%, 12/15/2024#	2,000,000	2,115,000
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,500,000	1,558,125
Mauser Packaging Solutions Holding Co, 5.500%, 4/15/2024 (144A)	1,500,000	1,515,000
Total Industrial		5,188,125

Technology (4.85%)
Dell International LLC / EMC Corp, 6.100%, 7/15/2027 (144A)	4,612,000	5,653,251
Dell International LLC / EMC Corp, 7.125%, 6/15/2024 (144A)	1,352,000	1,386,746
Total Technology		7,039,997

Utilities (4.73%)
PacifiCorp, 8.069%, 9/9/2022	3,685,000	3,978,286
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,496,500
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,392,188
Total Utilities		6,866,974

Total Corporate Debt (Cost $89,752,916)		91,877,207

Asset Backed Securities (2.00%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,896,635
Total Asset Backed Securities (Cost $2,901,605)		2,896,635

	Shares
Preferred Stock (15.09%)
Annaly Capital Management Inc, 6.950%(b)	824	21,498
Argo Group US Inc, 6.500%	326,439	8,451,506
Bank of America Corp, 7.250%	3,771	5,339,736
Capital One Financial Corp, 5.000%	650	17,661
JPMorgan Chase & Co, 5.750%	2,550	72,038
Monmouth Real Estate Investment Corp, 6.125%	203,285	5,137,012
The PNC Financial Services Group Inc, 6.125%(b)	16,813	443,023
Public Storage, 5.150%#	8,028	215,231
US Bancorp, 3.750%#	81,619	2,038,026
Wells Fargo & Co, 7.500%	98	149,569
Total Preferred Stock (Cost $21,426,412)		21,885,300

Funds (17.79%)

Exchange-Traded Funds (0.38%)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	20,000	551,600

Mutual Funds (7.08%)
Apollo Tactical Income Fund Inc	92,483	1,447,359
Eaton Vance Senior Floating-Rate Trust	118,856	1,681,812
Eaton Vance Short Duration Diversified Income Fund#	130,323	1,729,386
Highland Income Fund	45,112	492,172
Invesco Dynamic Credit Opportunities Fund	167,427	1,985,684
RiverNorth Specialty Finance Corp	85,343	1,698,326
Vertical Capital Income Fund	113,941	1,230,563
Total Mutual Funds		10,265,302

Money Market Funds (10.33%)
First American Government Obligations Fund	14,981,360	14,981,360

Total Funds (Cost $25,559,650)		25,798,262

Total Investments (Cost $142,097,392)(c) (99.86%)		144,846,472
Other Net Assets (0.14%)		205,337
Net Assets (100.00%)		$145,051,809

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

See accompanying notes to financial statements.

ICON Flexible Bond Fund Portfolio of Investments (Unaudited) June 30, 2021

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2020, these securities had a total aggregate market value of $27,403,590, which represented approximately 18.89% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)

Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2021 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	Aggregate cost for federal income tax purpose is $142,122,260.

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,957,966
Unrealized depreciation	(233,754)
Net unrealized appreciation	$(2,724,212)

ICON Health and Information Technology Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (99.57%)

Basic Materials (3.70%)
Rogers Corp*	24,000	$4,819,200

Communications (12.15%)
Alphabet Inc*	1,500	3,759,480
Amazon.com Inc*	1,000	3,440,160
Extreme Networks Inc*	375,057	4,185,636
Perficient Inc*	55,100	4,431,142
Total Communications		15,816,418

Consumer, Non-Cyclical (24.30%)
AbbVie Inc	35,965	4,051,098
Anthem Inc	9,100	3,474,380
Booz Allen Hamilton Holding Corp	31,000	2,640,580
Cigna Corp	10,100	2,394,407
Euronet Worldwide Inc*	37,800	5,116,230
Global Payments Inc	30,193	5,662,395
IQVIA Holdings Inc*	9,138	2,214,320
UnitedHealth Group Inc	15,200	6,086,688
Total Consumer, Non-Cyclical		31,640,098

Financial (9.11%)
Mastercard Inc	14,900	5,439,841
Visa Inc	17,580	4,110,556
The Western Union Co	100,900	2,317,673
Total Financial		11,868,070

Industrial (16.18%)
EnerSys	41,100	4,016,703
II-VI Inc*	70,900	5,146,631
Jabil Inc	52,400	3,045,488
Sensata Technologies Holding PLC*	66,600	3,860,802
TE Connectivity Ltd	9,000	1,216,890
Universal Display Corp	17,000	3,779,610
Total Industrial		21,066,124
Technology (34.13%)
Adobe Inc*	9,900	5,797,836
Autodesk Inc*	17,500	5,108,250
EPAM Systems Inc*	15,400	7,868,784
Genpact Ltd	74,000	3,361,820
Maximus Inc	28,300	2,489,551
NXP Semiconductors NV	27,687	5,695,770
Qorvo Inc*	21,900	4,284,735
Science Applications International Corp	39,900	3,500,427
Skyworks Solutions Inc	33,010	6,329,668
Total Technology		44,436,841

Total Common Stock (Cost $81,953,487)		129,646,751

Funds (0.47%)

Money Market Funds (0.47%)
First American Government Obligations Fund	610,004	610,004

Total Funds (Cost $610,004)

Total Investments (Cost $82,563,491)(a) (100.04%)		130,256,755
Liabilities in Excess of Other Assets (-0.04%)		(52,448)
Net Assets (100.00%)		$130,204,307

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $82,563,491.

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$48,094,604
Unrealized depreciation	(401,340)
Net unrealized appreciation	$47,693,264

See accompanying notes to financial statements.

ICON Natural Resources and Infrastructure Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (97.40%)

Basic Materials (2.54%)
Ashland Global Holdings Inc	17,000	$1,487,500
International Paper Co	30,000	1,839,300
Total Basic Materials		3,326,800

Consumer, Cyclical (11.36%)
Fastenal Co	47,000	2,444,000
Herman Miller Inc	130,000	6,128,200
Meritor Inc*	148,000	3,466,160
WW Grainger Inc	6,500	2,847,000
Total Consumer, Cyclical		14,885,360

Consumer, Non-Cyclical (1.51%)
Darling Ingredients Inc*	18,000	1,215,000
United Rentals Inc*	2,400	765,624
Total Consumer, Non-Cyclical		1,980,624
Energy (35.03%)
Atlantica Sustainable Infrastructure PLC	144,000	5,359,680
Delek US Holdings Inc	300,000	6,486,000
Diamondback Energy Inc	70,000	6,572,300
EOG Resources Inc	56,000	4,672,640
Exxon Mobil Corp	103,000	6,497,240
Phillips 66	55,000	4,720,100
Royal Dutch Shell PLC#	161,000	6,504,400
Valero Energy Corp	65,000	5,075,200
Total Energy		45,887,560

Financial (0.41%)
Air Lease Corp	12,906	538,696

Industrial (46.55%)
Armstrong World Industries Inc	30,000	3,217,800
Berry Global Group Inc*	57,000	3,717,540
Chart Industries Inc*	45,000	6,584,400
Eagle Materials Inc	26,100	3,709,071
EMCOR Group Inc	18,300	2,254,377
EnerSys	13,000	1,270,490
JB Hunt Transport Services Inc	22,000	3,584,900
Martin Marietta Materials Inc	9,000	3,166,290
Masco Corp	75,000	4,418,250
MasTec Inc*	53,395	5,665,210
Myers Industries Inc	109,000	2,289,000
Old Dominion Freight Line Inc	19,000	4,822,200
Packaging Corp of America	15,000	2,031,300
Primoris Services Corp	85,000	2,501,550
Saia Inc*	12,000	2,513,880
Technip Energies NV*	51,200	698,368
Trane Technologies PLC	22,000	4,051,080
Valmont Industries Inc	19,000	4,484,950
Total Industrial		60,980,656

Total Common Stock (Cost $100,899,152)		127,599,696

Funds (2.66%)

Money Market Funds (2.66%)
First American Government Obligations Fund	3,481,323	3,481,323
Total Funds (Cost $3,481,323)

Total Investments (Cost $104,380,475)(a) (100.06%)		$131,081,019
Liabilities in Excess of Other Assets (-0.06%)		(79,776)
Net Assets (100.00%)		$131,001,243

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

(a)	Aggregate cost for federal income tax purpose is $104,429,749.

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$29,498,522
Unrealized depreciation	(2,847,252)
Net unrealized appreciation	$26,651,270

ICON Utilities and Income Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Shares	Value
Common Stock (99.42%)

Communications (2.23%)
Vodafone Group PLC	53,500	$916,455

Energy (7.84%)
Atlantica Sustainable Infrastructure PLC	58,000	2,158,760
Baker Hughes Co	38,000	869,060
Magellan Midstream Partners LP	3,900	190,749
Total Energy		3,218,569

Financial (2.46%)
Citigroup Inc	14,300	1,011,725

Industrial (17.19%)
Crane Co	14,600	1,348,602
Eaton Corp PLC	6,000	889,080
Hubbell Inc	6,700	1,251,828
MDU Resources Group Inc	85,000	2,663,900
Union Pacific Corp	4,100	901,713
Total Industrial		7,055,123

Utilities (69.70%)
The AES Corp	65,800	1,715,406
Ameren Corp	25,000	2,001,000
American Electric Power Co Inc	19,100	1,615,669
Avangrid Inc#	35,200	1,810,336
Black Hills Corp	15,600	1,023,828
Consolidated Water Co Ltd#	69,300	812,889
Duke Energy Corp	22,900	2,260,688
Evergy Inc	27,000	1,631,610
National Fuel Gas Co	31,600	1,651,100
New Jersey Resources Corp	31,600	1,250,412
NextEra Energy Inc	17,400	1,275,072

See accompanying notes to financial statements.

ICON Utilities and Income Fund Portfolio of Investments (Unaudited) June 30, 2021

Security Description	Shares	Value
NiSource Inc	49,800	$1,220,100
OGE Energy Corp	44,400	1,494,060
ONE Gas Inc	20,900	1,549,108
Pinnacle West Capital Corp	7,200	590,184
Sempra Energy	16,000	2,119,680
Spire Inc	12,700	917,829
UGI Corp	28,295	1,310,341
Xcel Energy Inc	35,800	2,358,504
Total Utilities		28,607,816

Total Common Stock (Cost $36,942,200)		40,809,688

Funds (0.43%)

Money Market Funds (0.43%)
First American Government Obligations Fund	178,367	178,367

Total Funds (Cost $178,367)

Total Investments (Cost $37,120,567)(a) (99.85%)		$40,988,055
Other Net Assets (0.15%)		59,828
Net Assets (100.00%)		$41,047,883

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

(a)	Aggregate cost for federal income tax purpose is $37,215,904.

At June 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,923,932
Unrealized depreciation	(1,151,781)
Net unrealized appreciation	$3,772,151

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited) June 30, 2021

	ICON Consumer Select Fund	ICON Equity Fund		ICON Equity Income Fund	ICON Flexible Bond Fund
Assets
Investments in securities
Cost of investments	$39,450,559	$43,151,723		$69,027,532	$142,097,392
Market value of investments (Note 1)	60,038,037	80,619,102	(a)	87,637,713	144,846,472	(b)
Interest receivable	2	3		35,129	1,253,139
Dividend receivable	29,056	17,119		147,665	155,118
Receivable from investment advisor	—	—		19,925	40,686
Receivable for fund shares sold	145,016	138,565		461,744	702,387
Receivable for investment securities sold	—	—		123,589	1,522,920
Securities Lending income receivable	1	2,054		68	9,252
Prepaid expenses	27,522	30,044		32,770	21,667
Total assets	$60,239,634	$80,806,887		$88,458,603	$148,551,641

Liabilities
Payable to investment advisor	54,156	54,033		61,259	79,340
Payable for securities purchased	—	—		—	2,481,825
Payable for fund shares purchased	—	77,805		130,230	149,046
Distributions payable	—	—		410,663	647,662
Accrued 12b-1 fees	597	5,290		9,311	2,221
Accrued administration fees	4,900	6,519		7,381	11,951
Accrued CCO fees	2,313	3,240		3,710	6,545
Accrued custody fees	—	—		—	612
Accrued fund accounting fees	11,918	14,387		17,098	24,301
Accrued printing fees	—	1,629		—	—
Accrued registration fees	24,306	20,430		24,795	7,987
Accrued transfer agent fees	23,111	21,777		35,880	29,725
Accrued trustee fees	1,861	2,124		4,019	5,002
Accrued expenses	28,152	32,113		40,238	53,615
Total liabilities	151,314	239,347		744,584	3,499,832

Net assets	$60,088,320	$80,567,540		$87,714,019	$145,051,809

Net assets at June 30, 2021 consist of
Paid-in capital	38,823,604	38,418,475		63,327,633	146,880,404
Distributable earnings/(loss)	21,264,716	42,149,065		24,386,386	(1,828,595)
Total net assets	$60,088,320	$80,567,540		$87,714,019	$145,051,809

Net assets
Institutional Shares	$57,457,769	$56,980,621		$47,458,605	$135,154,421
Investor Shares	$2,630,551	$23,586,919		$40,255,414	$9,897,388

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	4,462,400	1,408,870		2,125,884	14,216,567
Investor Shares (no par value, unlimited shares authorized)	205,217	609,884		1,804,922	1,047,147

Net asset value per share
Institutional Shares	$12.88	$40.44		$22.32	$9.51
Investor Shares	$12.82	$38.67		$22.30	$9.45

(a)	Includes securities on loan of $3,078,986.
(b)	Includes securities on loan of $11,492,442.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Unaudited) June 30, 2021 (Continued)

	ICON Health and Information Technology Fund	ICON Natural Resources and Infrastructure Fund		ICON Utilities and Income Fund
Assets
Investments in securities
Cost of investments	$82,563,491	$104,380,475		$37,120,567
Market value of investments (Note 1)	130,256,755	131,081,019	(a)	40,988,055	(b)
Interest receivable	4	117		13
Dividend receivable	16,731	158,915		130,032
Receivable from investment advisor	—	—		15,722
Receivable for fund shares sold	148,451	100,468		235,172
Receivable for investment securities sold	—	—		—
Securities Lending income receivable	—	288		—
Prepaid expenses	23,018	46,780		15,113
Total assets	$130,444,959	$131,387,587		$41,384,107

Liabilities
Payable to investment advisor	116,785	138,397		36,704
Payable for securities purchased	—	—		—
Payable for fund shares purchased	5,290	54,996		28,819
Distributions payable	—	—		199,293
Accrued 12b-1 fees	734	1,779		1,542
Accrued administration fees	10,558	12,478		3,317
Accrued CCO fees	4,203	5,424		1,561
Accrued custody fees	—	867		—
Accrued fund accounting fees	17,197	18,325		10,674
Accrued printing fees	2,475	—		—
Accrued registration fees	11,754	5,923		15,564
Accrued transfer agent fees	35,700	104,474		15,716
Accrued trustee fees	3,019	3,047		1,568
Accrued expenses	32,937	40,634		21,466
Total liabilities	240,652	386,344		336,224

Net assets	$130,204,307	$131,001,243		$41,047,883

Net assets at June 30, 2021 consist of
Paid-in capital	61,165,553	327,263,231		34,048,198
Distributable earnings/(loss)	69,038,754	(196,261,988)		6,999,685
Total net assets	$130,204,307	$131,001,243		$41,047,883

Net assets
Institutional Shares	$126,936,488	$123,241,568		$34,721,091
Investor Shares	$3,267,819	$7,759,675		$6,326,792

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	5,244,453	7,161,386		3,198,810
Investor Shares (no par value, unlimited shares authorized)	142,798	457,503		594,133

Net asset value per share
Institutional Shares	$24.20	$17.21		$10.85
Investor Shares	$22.88	$16.96		$10.65

(a)	Includes securities on loan of $475,831.
(b)	Includes securities on loan of $1,271,376.

See accompanying notes to financial statements.

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2021

	ICON Consumer Select Fund	ICON Equity Fund	ICON Equity Income Fund	ICON Flexible Bond Fund
Investment income
Interest income	$26	$32	$47,995	$2,151,097
Dividend income (net of foreign tax withheld: $229, $5,815, $3,553, and $— respectively)	262,806	308,635	1,217,370	1,562,800
Income from securities lending, net	17	10,897	1,135	24,386
Total	262,849	319,564	1,266,500	3,738,283

Expenses
Management fees (Note 2)	$288,186	$284,364	$328,733	$428,276
Administration fees (Note 2)	26,205	34,497	39,854	64,880
Transfer agent fees	16,728	26,624	31,450	41,975
Accounting services	17,156	19,380	23,228	32,060
Custodian fees	2,136	3,038	4,659	6,461
Legal and audit fees	9,278	11,690	12,573	20,021
CCO fees (Note 2)	2,849	3,956	4,456	7,857
Trustees fees	2,583	2,638	2,512	2,730
Insurance	1,178	1,649	1,836	3,236
Printing	6,852	6,992	9,750	9,033
Registration and dues	22,891	23,548	22,002	24,498
Investor Class 12b-1 fees (Note 2)	3,170	27,646	50,081	12,619
Total expenses	$399,212	$446,022	$531,134	$653,646
Less reimbursement from manager (Note 2)	—	—	(42,104)	(97,628)
Net expenses	$399,212	$446,022	$489,030	$556,018
Net investment income	$(136,363)	$(126,458)	$777,470	$3,182,265

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$3,721,691	$4,497,950	$8,197,145	$1,368,890
Change in unrealized appreciation/(depreciation) of investments	5,968,189	9,593,996	6,220,521	211,402
Net realized and unrealized gain/(loss) on investments	$9,689,880	$14,091,946	$14,417,666	$1,580,290
Net increase/(decrease) in net assets resulting from operations	$9,553,517	$13,965,488	$15,195,136	$4,762,557

See accompanying notes to financial statements.

Statements of Operations (Unaudited) For the Six Months Ended June 30, 2021 (Continued)

	ICON Health and Information Technology Fund	ICON Natural Resources and Infrastructure Fund	ICON Utilities and Income Fund
Investment income
Interest income	$88	$433	$63
Dividend income (net of foreign tax withheld: $4,672, $9,579, and $669 respectively)	446,163	2,111,493	567,411
Income from securities lending, net	58	5,364	—
Total	446,309	2,117,290	567,474

Expenses
Management fees (Note 2)	$633,168	$747,532	$174,549
Administration fees (Note 2)	57,579	68,063	15,874
Transfer agent fees	37,702	84,339	14,448
Accounting services	20,859	23,910	14,525
Custodian fees	3,515	5,255	1,589
Legal and audit fees	14,929	17,856	6,942
CCO fees (Note 2)	5,781	7,041	1,726
Trustees fees	2,307	2,427	2,499
Insurance	2,361	2,909	720
Printing	6,488	7,046	6,639
Registration and dues	18,827	19,645	21,121
Investor Class 12b-1 fees (Note 2)	4,004	8,686	7,136
Total expenses	$807,520	$994,709	$267,768
Less reimbursement from manager (Note 2)	—	—	(45,302)
Net expenses	$807,520	$994,709	$222,466
Net investment income	$(361,211)	$1,122,581	$345,008

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$16,277,709	$21,899,480	$3,236,778
Change in unrealized appreciation/(depreciation) of investments	(499,756)	4,591,146	623,452
Net realized and unrealized gain/(loss) on investments	$15,777,953	$26,490,626	$3,860,230
Net increase/(decrease) in net assets resulting from operations	$15,416,742	$27,613,207	$4,205,238

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	ICON Consumer Select Fund
	Period Ended June 30, 2021	Period Ended December 31, 2020	Year Ended September 30, 2020
Operations
Net investment income/(loss)	$(136,363)	$(65,239)	$117,902
Net realized gain/(loss) from security transactions and foreign currency	3,721,691	2,597,061	(1,302,968)
Change in unrealized appreciation/(depreciation) of investments	5,968,189	5,085,250	(1,298,319)
Net increase/(decrease) in net assets resulting from operations	9,553,517	7,617,072	(2,483,385)

Distributions to shareholders
Distributions
Institutional Shares(a)	—	—	(781,560)
Investor Shares(b)	—	—	(25,869)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(5,039,987)	(3,358,027)	18,541,459
Total increase/(decrease)	4,513,530	4,259,045	15,250,645

Net assets
Beginning of period	55,574,790	51,315,745	36,065,100
End of period	$60,088,320	$55,574,790	$51,315,745

	ICON Equity Fund
	Period Ended June 30, 2021	Period Ended December 31, 2020	Year Ended September 30, 2020
Operations
Net investment income/(loss)	$(126,458)	$(58,638)	$(69,954)
Net realized gain/(loss) from security transactions and foreign currency	4,497,950	3,788,641	(2,102,548)
Change in unrealized appreciation/(depreciation) of investments	9,593,996	8,112,047	7,898,128
Net increase/(decrease) in net assets resulting from operations	13,965,488	11,842,050	5,725,626

Distributions to shareholders
Distributions
Institutional Shares(a)	—	—	(458,387)
Investor Shares(b)	—	—	(180,913)
Class C Shares	—	—	(117,821)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(3,669,589)	(5,826,385)	38,767,407
Total increase/(decrease)	10,295,899	6,015,665	43,735,912

Net assets
Beginning of period	70,271,641	64,255,976	20,520,064
End of period	$80,567,540	$70,271,641	$64,255,976

(a)	Formerly Class S Shares (see Note 7).
(b)	Formerly Class A Shares (see Note 7).

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	ICON Equity Income Fund
	Period Ended June 30, 2021	Period Ended December 31, 2020	Year Ended September 30, 2020
Operations
Net investment income/(loss)	$777,470	$531,274	$1,574,077
Net realized gain/(loss) from security transactions and foreign currency	8,197,145	1,810,926	(2,803,532)
Change in unrealized appreciation/(depreciation) of investments	6,220,521	10,547,305	(3,055,329)
Net increase/(decrease) in net assets resulting from operations	15,195,136	12,889,505	(4,284,784)

Distributions to shareholders
Distributions
Institutional Shares(a)	(450,966)	(889,831)	(2,270,542)
Investor Shares(b)	(329,015)	(738,335)	(549,194)
Class C Shares	—	—	(630,549)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(8,798,489)	(9,350,283)	6,943,667
Total increase/(decrease)	5,616,666	1,911,056	(791,402)

Net assets
Beginning of period	82,097,353	80,186,297	80,977,699
End of period	$87,714,019	$82,097,353	$80,186,297

	ICON Flexible Bond Fund
	Period Ended June 30, 2021	Period Ended December 31, 2020	Year Ended September 30, 2020
Operations
Net investment income/(loss)	$3,182,265	$1,651,089	$6,971,943
Net realized gain/(loss) from security transactions and foreign currency	1,368,890	(531,135)	(2,700,973)
Change in unrealized appreciation/(depreciation) of investments	211,402	5,317,281	(3,591,635)
Net increase/(decrease) in net assets resulting from operations	4,762,557	6,437,235	679,335

Distributions to shareholders
Distributions
Institutional Shares(a)	(2,750,554)	(1,283,045)	(6,627,115)
Investor Shares(b)	(195,522)	(93,736)	(287,378)
Class C Shares	—	—	(148,073)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	1,474,764	(15,118,631)	4,162,276
Total increase/(decrease)	3,291,245	(10,058,177)	(2,220,955)

Net assets
Beginning of period	141,760,564	151,818,741	154,039,696
End of period	$145,051,809	$141,760,564	$151,818,741

(a)	Formerly Class S Shares (see Note 7).
(b)	Formerly Class A Shares (see Note 7).

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	ICON Health and Information Technology Fund
	Period Ended June 30, 2021	Period Ended December 31, 2020	Year Ended September 30, 2020
Operations
Net investment income/(loss)	$(361,211)	$(162,126)	$(378,092)
Net realized gain/(loss) from security transactions and foreign currency	16,277,709	7,008,704	4,942,975
Change in unrealized appreciation/(depreciation) of investments	(499,756)	13,587,755	12,027,242
Net increase/(decrease) in net assets resulting from operations	15,416,742	20,434,333	16,592,125

Distributions to shareholders
Distributions
Institutional Shares(a)	—	(4,213,865)	(2,400,424)
Investor Shares(b)	—	(115,253)	(68,657)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(13,469,001)	(415,225)	42,717,600
Total increase/(decrease)	1,947,741	15,689,990	56,840,644

Net assets
Beginning of period	128,256,566	112,566,576	55,725,932
End of period	$130,204,307	$128,256,566	$112,566,576

	ICON Natural Resources and Infrastructure Fund
	Period Ended June 30, 2021	Period Ended December 31, 2020	Year Ended September 30, 2020
Operations
Net investment income/(loss)	$1,122,581	$130,184	$402,615
Net realized gain/(loss) from security transactions and foreign currency	21,899,480	3,178,678	(34,405,685)
Change in unrealized appreciation/(depreciation) of investments	4,591,146	13,794,734	38,453,067
Net increase/(decrease) in net assets resulting from operations	27,613,207	17,103,596	4,449,997

Distributions to shareholders
Distributions
Institutional Shares(a)	—	(331,545)	(860,865)
Investor Shares(b)	—	(18,251)	(42,308)
Class C Shares	—	—	(14,111)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(6,510,965)	(10,641,282)	41,250,272
Total increase/(decrease)	21,102,242	6,112,518	44,782,985

Net assets
Beginning of period	109,899,001	103,786,483	59,003,498
End of period	$131,001,243	$109,899,001	$103,786,483

(a)	Formerly Class S Shares (see Note 7).
(b)	Formerly Class A Shares (see Note 7).

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	ICON Utilities and Income Fund
	Period Ended June 30, 2021	Period Ended December 31, 2020	Year Ended September 30, 2020
Operations
Net investment income/(loss)	$345,008	$159,196	$838,890
Net realized gain/(loss) from security transactions and foreign currency	3,236,778	289,880	861,306
Change in unrealized appreciation/(depreciation) of investments	623,452	2,825,367	(6,169,332)
Net increase/(decrease) in net assets resulting from operations	4,205,238	3,274,443	(4,469,136)

Distributions to shareholders
Distributions
Institutional Shares(a)	(291,239)	(1,172,561)	(2,221,845)
Investor Shares(b)	(50,654)	(231,070)	(280,239)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	6,829,381	(1,350,769)	(15,251,500)
Total increase/(decrease)	10,692,726	520,043	(22,222,720)

Net assets
Beginning of period	30,355,157	29,835,114	52,057,834
End of period	$41,047,883	$30,355,157	$29,835,114

(a)	Formerly Class S Shares (see Note 7).
(b)	Formerly Class A Shares (see Note 7).

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Consumer Select Fund	Institutional Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	162,097	$1,985,046	108,075	$1,066,160	729,367	$8,113,245
Shares issued in reinvestment of distributions	—	—	—	—	64,552	760,428
Shares issued in connection with reorganization	N/A	N/A	N/A	N/A	2,619,242	23,056,150
Shares repurchased	(579,251)	(6,861,396)	(389,629)	(3,970,275)	(1,468,232)	(14,471,065)
Net increase/(decrease)	(417,154)	$(4,876,350)	(281,554)	$(2,904,115)	1,944,929	$17,458,758

	Investor Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	442	$5,464	753	$7,514	17,235	$179,656
Shares issued in reinvestment of distributions	—	—	—	—	2,161	25,451
Shares issued in connection with reorganization	N/A	N/A	N/A	N/A	188,420	1,683,467
Shares repurchased	(13,904)	(169,101)	(45,329)	(461,426)	(82,945)	(805,903)
Net increase/(decrease)	(13,462)	$(163,637)	(44,576)	$(453,912)	124,871	$1,082,671

ICON Equity Fund	Institutional Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	51,003	$1,943,208	26,026	$794,360	88,061	$2,281,246
Shares issued in reinvestment of distributions	—	—	—	—	11,579	332,661
Shares issued in connection with reorganization	N/A	N/A	N/A	N/A	1,405,548	35,818,141
Shares repurchased	(112,408)	(4,244,424)	(165,388)	(4,895,575)	(371,304)	(9,451,813)
Net increase/(decrease)	(61,405)	$(2,301,216)	(139,362)	$(4,101,215)	1,133,884	$28,980,235

	Investor Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	735	$82,008	1,031	$30,792	4,011	$100,130
Shares issued in reinvestment of distributions	—	—	—	—	5,916	163,167
Shares issued in connection with reorganization	N/A	N/A	N/A	N/A	537,772	13,134,931
Transfers in/(out) from Class C reorganization	N/A	N/A	N/A	N/A	94,965	2,319,492
Shares repurchased	(41,363)	(1,450,381)	(60,116)	(1,755,962)	(122,685)	(3,236,280)
Net increase/(decrease)	(40,628)	$(1,368,373)	(59,085)	$(1,725,170)	519,979	$12,481,440

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Equity Income Fund	Institutional Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	105,652	$2,356,698	41,300	$737,880	404,960	$6,749,354
Shares issued in reinvestment of distributions	19,820	437,557	45,775	863,960	122,717	2,140,586
Shares issued in connection with reorganization	—	—	N/A	N/A	445,319	7,274,057
Shares repurchased	(347,225)	(7,481,491)	(332,548)	(5,876,172)	(1,260,129)	(20,414,175)
Net increase/(decrease)	(221,753)	$(4,687,236)	(245,473)	$(4,274,332)	(287,133)	$(4,250,178)

	Investor Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	5,124	$112,768	5,205	$93,505	33,726	$552,171
Shares issued in reinvestment of distributions	13,713	302,419	36,055	680,562	29,133	504,628
Shares issued in connection with reorganization	—	—	N/A	N/A	977,450	15,916,988
Transfers in/(out) from Class C reorganization	—	—	N/A	N/A	905,454	13,688,996
Shares repurchased	(214,496)	(4,526,440)	(327,885)	(5,850,018)	(262,824)	(4,220,319)
Net increase/(decrease)	(195,659)	$(4,111,253)	(286,625)	$(5,075,951)	1,682,939	$26,442,464

ICON Flexible Bond Fund	Institutional Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	2,467,925	$23,355,412	818,558	$7,556,077	6,840,816	$62,398,427
Shares issued in reinvestment of distributions	271,634	2,570,300	130,346	1,205,834	677,781	6,157,571
Shares repurchased	(2,487,971)	(23,551,968)	(2,546,434)	(23,521,463)	(7,301,000)	(65,053,730)
Net increase/(decrease)	251,588	$2,373,744	(1,597,530)	$(14,759,552)	217,597	$3,502,268

	Investor Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	14,514	$136,905	9,959	$90,597	288,798	$2,621,924
Shares issued in reinvestment of distributions	18,748	176,306	9,161	84,276	29,009	262,179
Transfers in/(out) from Class C reorganization	N/A	N/A	N/A	N/A	499,394	4,442,281
Shares repurchased	(128,931)	(1,212,191)	(58,381)	(533,952)	(250,623)	(2,250,280)
Net increase/(decrease)	(95,669)	$(898,980)	(39,261)	$(359,079)	566,578	$5,076,104

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Health and Information Technology Fund	Institutional Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	73,505	$1,691,121	42,075	$844,603	240,217	$3,996,694
Shares issued in reinvestment of distributions	—	—	203,806	4,114,834	142,055	2,326,868
Shares issued in connection with reorganization	N/A	N/A	N/A	N/A	3,034,144	53,595,126
Shares repurchased	(659,102)	(14,843,418)	(261,414)	(5,225,619)	(1,081,373)	(18,313,702)
Net increase/(decrease)	(585,597)	$(13,152,297)	(15,533)	$(266,182)	2,335,043	$41,604,986

	Investor Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	592	$12,683	1,882	$36,527	14,429	$223,822
Shares issued in reinvestment of distributions	—	—	5,598	107,042	4,157	64,770
Shares issued in connection with reorganization	N/A	N/A	N/A	N/A	93,171	1,563,188
Shares repurchased	(15,352)	(329,387)	(15,566)	(292,612)	(45,376)	(739,166)
Net increase/(decrease)	(14,760)	$(316,704)	(8,086)	$(149,043)	66,381	$1,112,614

ICON Natural Resources and Infrastructure Fund	Institutional Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	3,780,428	$62,348,075	82,823	$1,086,966	704,577	$8,087,116
Shares issued in reinvestment of distributions	—	—	23,415	322,186	64,260	836,659
Shares issued in connection with reorganization	N/A	N/A	N/A	N/A	5,604,395	58,579,943
Shares repurchased	(4,196,669)	(69,552,733)	(912,197)	(11,892,173)	(2,420,027)	(27,529,677)
Net increase/(decrease)	(416,241)	$(7,204,658)	(805,959)	$(10,483,021)	3,953,205	$39,974,041

	Investor Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	118,142	$1,947,211	16,838	$226,485	53,665	$142,860
Shares issued in reinvestment of distributions	—	—	1,228	16,662	3,101	39,945
Shares issued in connection with reorganization	N/A	N/A	N/A	N/A	344,815	3,561,866
Transfers in/(out) from Class C reorganization	N/A	N/A	N/A	N/A	40,930	422,797
Shares repurchased	(77,437)	(1,253,518)	(31,072)	(401,408)	(192,860)	(2,140,173)
Net increase/(decrease)	40,705	$693,693	(13,006)	$(158,261)	249,651	$2,027,295

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

ICON Utilities and Income Fund	Institutional Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,018,957	$11,168,922	66,471	$648,534	873,929	$8,530,658
Shares issued in reinvestment of distributions	25,962	281,574	118,890	1,121,867	223,698	2,143,258
Shares repurchased	(507,501)	(5,420,029)	(308,856)	(2,945,579)	(2,799,408)	(25,388,551)
Net increase/(decrease)	537,418	$6,030,467	(123,495)	$(1,175,178)	(1,701,781)	$(14,714,635)

	Investor Shares
	Period Ended June 30, 2021		Period Ended December 31, 2020		Year Ended September 30, 2020
	Shares	Value	Shares	Value	Shares	Value
Shares sold	260,200	$2,833,691	11,724	$108,522	43,120	$402,945
Shares issued in reinvestment of distributions	2,550	27,149	12,162	112,536	14,170	133,179
Shares repurchased	(193,667)	(2,061,926)	(41,842)	(396,649)	(115,456)	(1,072,989)
Net increase/(decrease)	69,083	$798,914	(17,956)	$(175,591)	(58,166)	$(536,865)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Icon Consumer Select Fund(a)
Institutional Shares(b)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$10.90		$9.46		$10.75	$10.97	$9.95	$7.67	$7.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.03)		(0.01)		0.03	0.08	0.05	0.03	0.08
Net gain/(loss) on securities (both realized and unrealized)	2.01		1.45		(1.09)	(0.23)	0.99	2.34	(0.15)
Total from investment operations	1.98		1.44		(1.06)	(0.15)	1.04	2.37	(0.07)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		(0.08)	(0.07)	(0.02)	(0.09)	—
Distributions from capital gains	—		—		(0.15)	—	—	—	—
Total distributions	—		—		(0.23)	(0.07)	(0.02)	(0.09)	—
Net asset value, end of year or period	$12.88		$10.90		$9.46	$10.75	$10.97	$9.95	$7.67

Total return	18.17	%(d)	15.22	%(d)	(10.29)%	(1.26)%	10.48%	30.96%	(0.90)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$57,458		$53,198		$48,832	$34,578	$43,500	$39,072	$43,354
Ratio of expenses to average net assets:
Before expense reimbursements	1.36	%(e)	1.32	%(e)	1.56%	1.54%	1.44%	1.40%	1.40%
After expense reimbursements(f)	1.36	%(e)	1.32	%(e)	1.52%	1.50%	1.44%	1.40%	1.40%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.46	)%(e)	(0.48	)%(e)	0.28%	0.77%	0.41%	0.28%	1.00%
After expense reimbursements	(0.46	)%(e)	(0.48	)%(e)	0.33%	0.81%	0.41%	0.28%	1.00%
Portfolio turnover	21	%(d)	14	%(d)	82%	28%	44%	68%	49%

Icon Consumer Select Fund
Investor Shares(g)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$10.87		$9.44		$10.74	$10.98	$9.99	$7.71	$7.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.04)		(0.02)		—	0.06	0.01	(0.01)	0.05
Net gain/(loss) on securities (both realized and unrealized)	1.99		1.45		(1.08)	(0.24)	0.99	2.37	(0.16)
Total from investment operations	1.95		1.43		(1.08)	(0.18)	1.00	2.36	(0.11)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		(0.07)	(0.06)	(0.01)	(0.08)	—
Distributions from capital gains	—		—		(0.15)	—	—	—	—
Total distributions	—		—		(0.22)	(0.06)	(0.01)	(0.08)	—
Net asset value, end of year or period	$12.82		$10.87		$9.44	$10.74	$10.98	$9.99	$7.71

Total return(h)	17.94	%(d)	15.15	%(d)	(10.46)%	(1.51)%	10.04%	30.68%	(1.41)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,631		$2,376		$2,484	$1,487	$1,512	$2,119	$2,542
Ratio of expenses to average net assets:
Before expense reimbursements	1.60	%(e)	1.56	%(e)	2.17%	2.24%	1.98%	2.05%	2.12%
After expense reimbursements(f)	1.60	%(e)	1.56	%(e)	1.80%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.70	)%(e)	(0.68	)%(e)	(0.41)%	0.06%	(0.13)%	(0.37)%	0.26%
After expense reimbursements	(0.70	)%(e)	(0.68	)%(e)	(0.05)%	0.55%	0.10%	(0.07)%	0.63%
Portfolio turnover	21	%(d)	14	%(d)	82%	28%	44%	68%	49%

(a)	Formerly Named ICON Financials Fund (see Note 7).
(b)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Financials Fund - Class S (see Note 7).
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Financials Fund - Class A (see Note 7).
(h)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Fund(a)
Institutional Shares(b)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$33.57		$28.07		$26.83	$27.11	$25.13	$18.70	$18.39
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.05)		(0.02)		(0.03)	(0.02)	(0.06)	(0.04)	0.04
Net gain/(loss) on securities (both realized and unrealized)	6.92		5.52		2.27	0.09	2.04	6.47	0.27
Total from investment operations	6.87		5.50		2.24	0.07	1.98	6.43	0.31
LESS DISTRIBUTIONS
Distributions from capital gains	—		—		(1.00)	(0.35)	—	—	—
Total distributions	—		—		(1.00)	(0.35)	—	—	—
Net asset value, end of year or period	$40.44		$33.57		$28.07	$26.83	$27.11	$25.13	$18.70

Total return	20.46	%(d)	19.59	%(d)	8.27%	0.56%	7.88%	34.39%	1.69%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$56,981		$49,362		$45,176	$12,764	$18,580	$11,259	$7,114
Ratio of expenses to average net assets:
Before expense reimbursements	1.10	%(e)	1.10	%(e)	1.35%	1.53%	1.38%	1.50%	1.63%
After expense reimbursements(f)	1.10	%(e)	1.10	%(e)	1.22%	1.25%	1.25%	1.25%	1.28%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.26	)%(e)	(0.28	)%(e)	(0.23)%	(0.36)%	(0.33)%	(0.43)%	(0.11)%
After expense reimbursements	(0.26	)%(e)	(0.28	)%(e)	(0.10)%	(0.08)%	(0.20)%	(0.18)%	0.24%
Portfolio turnover	17	%(d)	14	%(d)	65%	31%	36%	24%	20%

Icon Equity Fund(a)
Investor Shares(g)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$32.14		$26.89		$25.81	$26.16	$24.33	$18.16	$17.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.09)		(0.04)		(0.09)	(0.09)	(0.14)	(0.11)	(0.01)
Net gain/(loss) on securities (both realized and unrealized)	6.62		5.29		2.17	0.09	1.97	6.28	0.26
Total from investment operations	6.53		5.25		2.08	—	1.83	6.17	0.25
LESS DISTRIBUTIONS
Distributions from capital gains	—		—		(1.00)	(0.35)	—	—	—
Total distributions	—		—		(1.00)	(0.35)	—	—	—
Net asset value, end of year or period	$38.67		$32.14		$26.89	$25.81	$26.16	$24.33	$18.16

Total return(h)	20.32	%(d)	19.52	%(d)	7.97%	0.31%	7.52%	33.98%	1.40%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$23,587		$20,910		$19,080	$4,894	$5,351	$7,003	$5,316
Ratio of expenses to average net assets:
Before expense reimbursements	1.34	%(d)	1.35	%(d)	1.67%	2.08%	1.83%	1.93%	1.95%
After expense reimbursements(f)	1.34	%(d)	1.35	%(d)	1.46%	1.55%	1.55%	1.55%	1.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.50	)%(e)	(0.52	)%(e)	(0.54)%	(0.92)%	(0.80)%	(0.87)%	(0.40)%
After expense reimbursements	(0.50	)%(e)	(0.52	)%(e)	(0.34)%	(0.39)%	(0.52)%	(0.49)%	(0.03)%
Portfolio turnover	17	%(d)	14	%(d)	65%	31%	36%	24%	20%

(a)	Formerly named ICON Long/Short Fund (see Note 7).
(b)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Long/Short Fund - Class S (see Note 7).
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Long/Short Fund - Class A (see Note 7).
(h)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Income Fund
Institutional Shares(a)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of year	$18.89		$16.44		$18.00	$17.96	$17.61	$15.62		$14.36
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.20		0.12		0.43	0.50	0.53	0.61		0.60
Net gain/(loss) on securities (both realized and unrealized)	3.44		2.72		(1.12)	0.09	0.38	1.95		1.27
Total from investment operations	3.64		2.84		(0.69)	0.59	0.91	2.56		1.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)		(0.39)		(0.58)	(0.53)	(0.56)	(0.57)		(0.61)
Distributions from capital gains	—		—		(0.29)	(0.02)	—	—		—
Total distributions	(0.21)		(0.39)		(0.87)	(0.55)	(0.56)	(0.57)		(0.61)
Net asset value, end of year or period	$22.32		$18.89		$16.44	$18.00	$17.96	$17.61		$15.62

Total return	19.28	%(c)	17.25	%(c)	(4.03)%	3.45%	5.19%	16.53%		13.30%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$47,459		$44,345		$42,624	$51,853	$51,185	$57,062		$37,868
Ratio of expenses to average net assets:
Before expense reimbursements	1.08	%(d)	1.06	%(d)	1.30%	1.21%	1.16%	1.15%		1.24%
After expense reimbursements(e)	1.00	%(d)	1.00	%(d)	1.05%	0.99%	0.99%	1.05	%(e)	1.20%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.78	%(d)	2.66	%(d)	2.28%	2.66%	2.76%	3.50%		3.91%
After expense reimbursements	1.88	%(d)	2.72	%(d)	2.53%	2.88%	2.93%	3.60%		3.95%
Portfolio turnover	26	%(c)	7	%(c)	78%	117%	171%	206%		145%

Icon Equity Income Fund
Investor Shares(g)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of year	$18.87		$16.42		$17.96	$17.92	$17.56	$15.58		$14.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.17		0.11		0.38	0.46	0.49	0.54		0.56
Net gain/(loss) on securities (both realized and unrealized)	3.44		2.72		(1.12)	0.08	0.38	1.96		1.26
Total from investment operations	3.61		2.83		(0.74)	0.54	0.87	2.50		1.82
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)		(0.38)		(0.51)	(0.48)	(0.51)	(0.52)		(0.53)
Distributions from capital gains	—		—		(0.29)	(0.02)	—	—		—
Total distributions	(0.18)		(0.38)		(0.80)	(0.50)	(0.51)	(0.52)		(0.53)
Net asset value, end of year or period	$22.30		$18.87		$16.42	$17.96	$17.92	$17.56		$15.58

Total return(h)	19.14	%(c)	17.21	%(c)	(4.33)%	3.20%	4.98%	16.20%		12.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$40,255		$37,752		$37,563	$10,852	$10,685	$14,206		$16,775
Ratio of expenses to average net assets:
Before expense reimbursements	1.34	%(d)	1.31	%(d)	1.50%	1.50%	1.45%	1.45%		1.54%
After expense reimbursements(e)	1.24	%(d)	1.35	%(d)	1.29%	1.24%	1.24%	1.31	%(i)	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.52	%(d)	2.41	%(d)	2.07%	2.38%	2.48%	3.06%		3.64%
After expense reimbursements	1.62	%(d)	2.46	%(d)	2.29%	2.64%	2.69%	3.20%		3.73%
Portfolio turnover	26	%(c)	7	%(c)	78%	117%	171%	206%		145%

(a)	Formerly named ICON Equity Income Fund - Class S (see Note 7).
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(f)	Effective January 26, 2017, the annual expense limitation rate changed from 1.20% to 0.99%.
(g)	Formerly named ICON Equity Income Fund - Class A (see Note 7).
(h)	The total return calculation excludes any sales charges.
(i)	Effective January 26, 2017, the annual expense limitation rate changed from 1.45% to 1.24%.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Flexible Bond Fund
Institutional Shares(a)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018(b)	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$9.39		$9.07		$9.36	$9.26	$9.43	$9.55	$9.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.21		0.10		0.40	0.36	0.36	0.37	0.34
Net gain/(loss) on securities (both realized and unrealized)	0.10		0.31		(0.28)	0.18	(0.19)	(0.11)	0.34
Total from investment operations	0.31		0.41		0.12	0.54	0.17	0.26	0.68
LESS DISTRIBUTIONS
Dividends from net investment income	(0.19)		(0.09)		(0.41)	(0.44)	(0.34)	(0.38)	(0.33)
Distributions from capital gains	—		—		—	—	—	—	—
Total distributions	(0.19)		(0.09)		(0.41)	(0.44)	(0.34)	(0.38)	(0.33)
Net asset value, end of year or period	$9.51		$9.39		$9.07	$9.36	$9.26	$9.43	$9.55

Total return	3.38	%(d)	4.52	%(d)	1.32%	6.02%	1.89%	2.82%	7.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$135,154		$131,094		$141,158	$143,633	$97,303	$80,467	$76,656
Ratio of expenses to average net assets:
Before expense reimbursements	0.90	%(e)	0.86	%(e)	1.01%	0.96%	0.92%	0.91%	0.93%
After expense reimbursements(f)	0.76	%(e)	0.76	%(e)	0.80%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.30	%(e)	4.38	%(e)	4.20%	3.70%	3.65%	3.80%	3.43%
After expense reimbursements	4.44	%(e)	4.48	%(e)	4.41%	3.91%	3.82%	3.96%	3.61%
Portfolio turnover	129	%(d)	29	%(d)	133%	144%	153%	169%	141%

Icon Flexible Bond Fund
Investor Shares(g)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018(b)	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$9.33		$9.02		$9.31	$9.21	$9.39	$9.51	$9.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.20		0.10		0.38	0.34	0.33	0.33	0.31
Net gain/(loss) on securities (both realized and unrealized)	0.10		0.29		(0.28)	0.18	(0.19)	(0.10)	0.34
Total from investment operations	0.30		0.39		0.10	0.52	0.14	0.23	0.65
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)		(0.08)		(0.39)	(0.42)	(0.32)	(0.35)	(0.31)
Distributions from capital gains	—		—		—	—	—	—	—
Total distributions	(0.18)		(0.08)		(0.39)	(0.42)	(0.32)	(0.35)	(0.31)
Net asset value, end of year or period	$9.45		$9.33		$9.02	$9.31	$9.21	$9.39	$9.51

Total return(h)	3.27	%(c)	4.36	%(c)	1.12%	5.76%	1.55%	2.48%	7.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$9,897		$10,667		$10,661	$5,733	$3,685	$3,859	$6,100
Ratio of expenses to average net assets:
Before expense reimbursements	1.14	%(e)	1.11	%(e)	1.32%	1.39%	1.45%	1.41%	1.38%
After expense reimbursements(f)	1.00	%(e)	1.11	%(e)	1.05%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.04	%(e)	4.13	%(e)	3.90%	3.29%	3.13%	3.13%	2.98%
After expense reimbursements	4.18	%(e)	4.23	%(e)	4.17%	3.68%	3.58%	3.54%	3.36%
Portfolio turnover	129	%(d)	29	%(d)	133%	144%	153%	169%	141%

(a)	Formerly named ICON Flexible Bond Fund - Class S (see Note 7).
(b)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Formerly named ICON Flexible Bond Fund - Class A (see Note 7).
(h)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Health & Information Technology Fund(a)
Institutional Shares(b)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$21.45		$18.75		$15.46	$17.19	$19.14	$17.96	$14.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.06)		(0.03)		(0.09)	(0.04)	(0.10)	(0.10)	(0.07)
Net gain/(loss) on securities (both realized and unrealized)	2.81		3.47		4.10	0.35	2.09	4.53	3.08
Total from investment operations	2.75		3.44		4.01	0.31	1.99	4.43	3.01
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—	—	(0.08)	—	—
Distributions from capital gains	—		(0.74)		(0.72)	(2.04)	(3.86)	(3.25)	—
Total distributions	—		(0.74)		(0.72)	(2.04)	(3.94)	(3.25)	—
Net asset value, end of year or period	$24.20		$21.45		$18.75	$15.46	$17.19	$19.14	$17.96

Total return	12.82	%(d)	18.59	%(d)	26.59%	5.12%	11.82%	29.46%	20.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$126,936		$125,057		$109,619	$54,263	$61,474	$71,249	$48,953
Ratio of expenses to average net assets:
Before expense reimbursements	1.26	%(e)	1.29	%(e)	1.46%	1.49%	1.41%	1.42%	1.49%
After expense reimbursements(f)	1.26	%(e)	1.29	%(e)	1.46%	1.49%	1.41%	1.42%	1.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.56	)%(e)	(0.53	)%(e)	(0.54)%	(0.25)%	(0.60)%	(0.58)%	(0.46)%
After expense reimbursements	(0.56	)%(e)	(0.53	)%(e)	(0.54)%	(0.25)%	(0.60)%	(0.58)%	(0.46)%
Portfolio turnover	26	%(d)	13	%(d)	67%	92%	98%	116%	94%

Icon Health & Information Technology Fund(a)
Investor Shares(g)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of year	$20.31		$17.80		$14.74	$16.55	$18.55		$17.55	$14.65
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	(0.09)		(0.04)		(0.13)	(0.07)	(0.16)		(0.15)	(0.11)
Net gain/(loss) on securities (both realized and unrealized)	2.66		3.29		3.91	0.30	2.02		4.40	3.01
Total from investment operations	2.57		3.25		3.78	0.23	1.86		4.25	2.90
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—	—	(0.00	)(h)	—	—
Distributions from capital gains	—		(0.74)		(0.72)	(2.04)	(3.86)		(3.25)	—
Total distributions	—		(0.74)		(0.72)	(2.04)	(3.86)		(3.25)	—
Net asset value, end of year or period	$22.88		$20.31		$17.80	$14.74	$16.55		$18.55	$17.55

Total return(i)	12.65	%(d)	18.52	%(d)	26.31%	4.79%	11.43%		29.08%	19.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,268		$3,199		$2,948	$1,463	$2,101		$2,836	$2,631
Ratio of expenses to average net assets:
Before expense reimbursements	1.50	%(e)	1.54	%(e)	2.13%	2.30%	2.00%		2.01%	2.17%
After expense reimbursements(f)	1.50	%(e)	1.54	%(e)	1.76%	1.75%	1.75%		1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.80	)%(e)	(0.76	)%(e)	(1.21)%	(1.05)%	(1.20)%		(1.16)%	(1.12)%
After expense reimbursements	(0.80	)%(e)	(0.76	)%(e)	(0.83)%	(0.50)%	(0.95)%		(0.90)%	(0.70)%
Portfolio turnover	26	%(d)	13	%(d)	67%	92%	98%		116%	94%

(a)	Formerly named ICON Information Technology Fund (see Note 7).
(b)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Information Technology Fund - Class S (see Note 7).
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Information Technology Fund - Class A (see Note 7).
(h)	Amount less than $(0.005).
(i)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Natural Resources and Infrastructure Fund(a)
Institutional Shares(b)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016(c)
Net asset value, beginning of year	$13.76		$11.78		$12.49	$16.45	$15.32	$12.82	$11.86
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.12		0.02		0.08	0.19	0.31	0.01	0.10
Net gain/(loss) on securities (both realized and unrealized)	3.33		2.00		(0.59)	(1.80)	1.01	2.56	1.80
Total from investment operations	3.45		2.02		(0.51)	(1.61)	1.32	2.57	1.90
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.04)		(0.20)	(0.33)	—	(0.07)	(0.06)
Distributions from capital gains	—		—		—	(2.02)	(0.19)	—	(0.88)
Total distributions	—		(0.04)		(0.20)	(2.35)	(0.19)	(0.07)	(0.94)
Net asset value, end of year or period	$17.21		$13.76		$11.78	$12.49	$16.45	$15.32	$12.82

Total return	25.07	%(e)	17.18	%(e)	(4.21)%	(7.63)%	8.68%	20.13%	17.24%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$123,242		$104,241		$98,786	$55,353	$76,916	$69,444	$65,787
Ratio of expenses to average net assets:
Before expense reimbursements	1.30	%(f)	1.35	%(f)	1.58%	1.70%	1.58%	1.52%	1.59%
After expense reimbursements(g)	1.30	%(f)	1.35	%(f)	1.48%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.48	%(f)	0.58	%(f)	0.58%	1.33%	1.86%	0.06%	0.70%
After expense reimbursements	1.48	%(f)	(0.68	)%(f)	0.68%	1.53%	1.94%	0.08%	0.79%
Portfolio turnover	74	%(e)	22	%(e)	133%	111%	117%	68%	81%

Icon Natural Resources and Infrastructure Fund(a)
Investor Shares(h)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016(b)
Net asset value, beginning of year	$13.57		$11.64		$12.36	$16.25	$15.17	$12.73	$11.75
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(d)	0.11		0.01		0.05	0.16	0.29	(0.03)	0.06
Net gain/(loss) on securities (both realized and unrealized)	3.28		1.96		(0.57)	(1.78)	0.98	2.54	1.81
Total from investment operations	3.39		1.97		(0.52)	(1.62)	1.27	2.51	1.87
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.04)		(0.20)	(0.25)	—	(0.07)	(0.01)
Distributions from capital gains	—		—		—	(2.02)	(0.19)	—	(0.88)
Total distributions	—		(0.04)		(0.20)	(2.27)	(0.19)	(0.07)	(0.89)
Net asset value, end of year or period	$16.96		$13.57		$11.64	$12.36	$16.25	$15.17	$12.73

Total return(i)	24.98	%(e)	16.96	%(e)	(4.40)%	(7.92)%	8.43%	19.81%	17.05%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$7,760		$5,658		$5,001	$2,733	$4,231	$5,629	$4,451
Ratio of expenses to average net assets:
Before expense reimbursements	1.56	%(f)	1.60	%(f)	2.10%	2.19%	1.86%	1.91%	2.02%
After expense reimbursements(g)	1.56	%(f)	1.60	%(f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.36	%(f)	0.30	%(f)	0.05%	0.85%	1.71%	(0.35)%	0.24%
After expense reimbursements	1.36	%(f)	0.30	%(f)	0.40%	1.29%	1.82%	(0.19)%	0.51%
Portfolio turnover	74	%(e)	22	%(e)	133%	111%	117%	68%	81%

(a)	Formerly named ICON Natural Resources Fund (see Note 7).
(b)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Natural Resources Fund - Class S (see Note 7).
(c)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(d)	Calculated based upon average shares outstanding.
(e)	Not annualized.
(f)	Annualized.
(g)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(h)	Information prior to the reorganization date of July 10, 2020 is that of the accounting and performance survivor, ICON Natural Resources Fund - Class A (see Note 7).
(i)	The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Utilities and Income Fund(a)
Institutional Shares(b)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of year	$9.56		$8.99		$10.25	$8.85	$9.29	$9.49		$8.03
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.11		0.05		0.18	0.26	0.28	0.27		0.30
Net gain/(loss) on securities (both realized and unrealized)	1.28		0.97		(0.91)	1.45	0.07	0.59		1.43
Total from investment operations	1.39		1.02		(0.73)	1.71	0.35	0.86		1.73
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.05)		(0.20)	(0.26)	(0.31)	(0.27)		(0.27)
Distributions from capital gains	—		(0.40)		(0.33)	(0.05)	(0.48)	(0.79)		—
Total distributions	(0.10)		(0.45)		(0.53)	(0.31)	(0.79)	(1.06)		(0.27)
Net asset value, end of year or period	$10.85		$9.56		$8.99	$10.25	$8.85	$9.29		$9.49

Total return	14.52	%(d)	11.42	%(d)	(7.35)%	19.76%	4.17%	9.88%		21.74%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$34,721		$25,430		$25,038	$46,006	$30,883	$35,816		$43,864
Ratio of expenses to average net assets:
Before expense reimbursements	1.48	%(e)	1.47	%(e)	1.63%	1.57%	1.60%	1.54%		1.59%
After expense reimbursements(f)	1.22	%(e)	1.23	%(e)	1.28%	1.22%	1.22%	1.44	%(f)	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.74	%(e)	1.87	%(e)	1.62%	2.38%	2.82%	2.83%		3.15%
After expense reimbursements	2.00	%(e)	2.11	%(e)	1.96%	2.73%	3.20%	2.93%		3.24%
Portfolio turnover	40	%(d)	3	%(d)	24%	144%	156%	160%		168%

Icon Utilities and Income Fund(a)
Investor Shares(h)	Period Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of year	$9.38		$8.83		$10.07	$8.70	$9.14	$9.35		$7.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(c)	0.09		0.04		0.16	0.23	0.25	0.24		0.28
Net gain/(loss) on securities (both realized and unrealized)	1.27		0.96		(0.91)	1.43	0.08	0.59		1.40
Total from investment operations	1.36		1.00		(0.75)	1.66	0.33	0.83		1.68
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.05)		(0.16)	(0.24)	(0.29)	(0.25)		(0.25)
Distributions from capital gains	—		(0.40)		(0.33)	(0.05)	(0.48)	(0.79)		—
Total distributions	(0.09)		(0.45)		(0.49)	(0.29)	(0.77)	(1.04)		(0.25)
Net asset value, end of year or period	$10.65		$9.38		$8.83	$10.07	$8.70	$9.14		$9.35

Total return(i)	14.51	%(d)	11.33	%(d)	(7.69)%	19.47%	3.97%	9.63%		21.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$6,327		$4,925		$4,797	$6,052	$5,540	$8,293		$15,868
Ratio of expenses to average net assets:
Before expense reimbursements	1.72	%(e)	1.72	%(e)	1.83%	1.77%	1.73%	1.84%		1.79%
After expense reimbursements(f)	1.46	%(e)	1.48	%(e)	1.53%	1.47%	1.47%	1.69	%(j)	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.52	%(e)	1.65	%(e)	1.45%	2.20%	2.62%	2.48%		3.10%
After expense reimbursements	1.78	%(e)	1.89	%(e)	1.75%	2.50%	2.88%	2.63%		3.14%
Portfolio turnover	40	%(d)	3	%(d)	24%	144%	156%	160%		168%

(a)	Formerly named ICON Utilities Fund (see Note 7).
(b)	Formerly named ICON Utilities Fund - Class S (see Note 7).
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)

Effective for the year ended September 30, 2020, CCO Fees and reorganization costs are not included in the expense limitation. For all years presented, interest expense, when applicable, is not included in the expense limitation.

(g)	Effective July 1, 2017, the annual expense limitation rate changed from 1.50% to 1.22%.
(h)	Formerly named ICON Utilities Fund - Class A (see Note 7).
(i)	The total return calculation excludes any sales charges.
(j)	Effective July 1, 2017, the annual expense limitation rate changed from 1.75% to 1.47%

See accompanying notes to financial statements.

ICON Funds	Notes to Financial Statements (Unaudited)	June 30, 2021

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust consists of twelve separate series, seven of which are included in these financial statements. On August 13, 2020, the fiscal year end of the ICON Equity Fund, the ICON Equity Income Fund, the ICON Consumer Select Fund, the ICON Flexible Bond Fund, ICON Health and Information Technology Fund, The ICON Natural Resources Fund, and the ICON Utilities and Income Fund was changed from September 30 to December 31, effective December 31, 2020.

ICON Consumer Select Fund is an open-end non-diversified series of the Trust. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Consumer Discretionary Fund, the ICON Financial Fund, and the ICON Consumer Staples Fund. The ICON Consumer Discretionary Fund and the ICON Financial Fund were reorganized into the Fund pursuant to a reorganization that that took place after the close of business on July 10, 2020, which was the operational inception date of the fund. The ICON Consumer Staples Fund was reorganized into the Fund pursuant to a reorganization that took place after the close of business on July 31, 2020. All historic performance and financial information presented is that of the ICON Financial Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Financial Fund.

ICON Equity Fund is an open-end diversified series of the Trust. The Fund’s investment objective is to seek capital appreciation, with a secondary objective of capital preservation to provide long-term growth. The Fund is the successor fund to three series of ICON Funds, the ICON Fund, the ICON Long/Short Fund, and the ICON Opportunities Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020, which was the operational inception date of the fund. All historic performance and financial information presented is that of the ICON Long/Short Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Long/Short Fund. The ICON Fund and the ICON Long/Short Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Fund.

ICON Equity Income Fund is an open-end diversified series of the Trust. The Fund’s investment objective is to seek modest capital appreciation and income. The Fund is the successor fund to two series of ICON Funds, the ICON Equity Income Fund (the “Predecessor Equity Income Fund”) and the ICON Risk-Managed Balanced Fund, pursuant to reorganizations that that took place after the close of business on July 10, 2020, which was the operational inception date of the fund, and September 25, 2020, respectively. All historic performance and financial information presented is that of the Predecessor Equity Income Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Equity Income Fund. The Predecessor Equity Income Fund and the ICON Risk-Managed Balanced Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Equity Income Fund.

ICON Flexible Bond Fund is an open-end diversified series of the Trust. The Fund’s investment objective is to seek maximum total return. The Fund is the successor fund to the ICON Flexible Bond Fund, a series of ICON Funds (the “Predecessor Flexible Bond Fund”), pursuant to a reorganization that that took place after the close of business on July 10, 2020, which was the operational inception date of the fund. All historic performance and financial information presented is that of the Predecessor Flexible Bond Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Flexible Bond Fund. The Predecessor Flexible Bond Fund also had Class C shares, each of which were reorganized into the Investor Class of the ICON Flexible Bond Fund.

ICON Health and Information Technology Fund is an open-end non-diversified series of the Trust. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to two series of ICON Funds, the ICON Information Technology Fund and the ICON Healthcare Fund pursuant to a reorganization that that took place after the close of business on July 10, 2020, which was the operational inception date of the fund. All historic performance and financial information presented is that of the ICON Information Technology Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Information Technology Fund.

ICON Natural Resources and Infrastructure Fund is an open-end non-diversified series of the Trust. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to three series of ICON Funds, the ICON Energy Fund, the ICON Natural Resources Fund, and the ICON Industrials Fund, pursuant to a reorganization that that took place after the close of business on July 10, 2020, which was the operational inception date of the fund. All historic performance and financial information presented is that of the ICON Natural Resources Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Natural Resources Fund. The ICON Energy Fund and the ICON Natural Resources Fund each also had Class C shares, each of which were reorganized into the Investor Class of the ICON Natural Resources and Infrastructure Fund.

ICON Utilities and Income Fund is an open-end non-diversified series of the Trust. The Fund’s investment objective is to seek long-term capital appreciation. The Fund is the successor fund to the ICON Utilities Fund, a series of ICON Funds, pursuant to a reorganization that occurred after the close of business on July 10, 2020, which was the operational inception date of the fund. All historic performance and financial information presented is that of the ICON Utilities Fund, which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class S and Class A shares, respectively, of the ICON Utilities Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a)    Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b)     Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c)    Short Sales — Short sales are transactions under which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d)    Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e)     Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities. Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f)     Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g)     Concentration — Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

(h)     Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i)     Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j)     Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in the Fund’s 2020 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k)     Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at June 30, 2021 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
ICON Consumer Select Fund	$60,038,037	$—	$—	$60,038,037
ICON Equity Fund	80,619,102	—	—	80,619,102
ICON Equity Income Fund	86,031,057	1,606,656	—	87,637,713
ICON Flexible Bond Fund	50,072,630	94,773,842	—	144,846,472
ICON Health and Information Technology Fund	130,256,755	—	—	130,256,755
ICON Natural Resources & Infrastructure Fund	131,081,019	—	—	131,081,019
ICON Utilities and Income Fund	40,988,055	—	—	40,988,055

(a)

It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 2, and Level 3 for the period ending June 30, 2021.

(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(l)     Disclosure about Derivative Instruments and Hedging Activities — The Fund has adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

(m)    LIBOR Transition Risk — The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds Is uncertain.

(n)    COVID-19 Risks — An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

NOTE 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	% of Net Assets
ICON Consumer Select Fund	1.00%
ICON Equity Fund	0.75%
ICON Equity Income Fund	0.75%
ICON Flexible Bond Fund	0.60%
ICON Health and Information Technology Fund	1.00%
ICON Natural Resources & Infrastructure Fund	1.00%
ICON Utilities and Income Fund	1.00%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding certain compliance costs, extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the expense limits, for the period ended June 30, 2021 are as follows:

	Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
ICON Consumer Select Fund	1.50%	1.75%	5/1/22
ICON Equity Fund	1.25%	1.50%	5/1/22
ICON Equity Income Fund	0.99%	1.24%	5/1/22
ICON Flexible Bond Fund	0.75%	1.00%	5/1/22
ICON Health and Information Technology Fund	1.50%	1.75%	5/1/22
ICON Natural Resources & Infrastructure Fund	1.50%	1.75%	5/1/22
ICON Utilities and Income Fund	1.22%	1.47%	5/1/22

At June 30, 2021, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $145,696. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 9/30/2023	Expires 12/31/23	Total
ICON Consumer Select Fund	$—	$—	$—
ICON Equity Fund	—	—	—
ICON Equity Income Fund	17,775	11,132	28,907
ICON Flexible Bond Fund	45,652	38,363	84,015
ICON Health and Information Technology Fund	—	—	—
ICON Natural Resources & Infrastructure Fund	—	—	—
ICON Utilities and Income Fund	14,724	18,050	32,774
Total	$78,151	$67,545	$145,696

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of the Advisor, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

For the period ended June 30, 2021 the following were paid:

Fund	Investor Class 12b-1 Fees*
ICON Consumer Select Fund	$3,170
ICON Equity Fund	$27,646
ICON Equity Income Fund	$50,081
ICON Flexible Bond Fund	$12,619
ICON Health and Information Technology Fund	$4,004
ICON Natural Resources & Infrastructure Fund	$8,686
ICON Utilities and Income Fund	$7,136

*	For the period January 1, 2021 through June 30, 2021.

Management fees, administration fees, expense reimbursement from the Advisor, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

NOTE 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2021 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
ICON Consumer Select Fund	$6,801,875	$12,149,976	$6,801,875	$12,149,976
ICON Equity Fund	8,799,949	12,607,672	8,799,949	12,607,672
ICON Equity Income Fund	13,574,212	22,373,507	13,574,212	22,373,507
ICON Flexible Bond Fund	122,461,922	123,108,609	122,461,922	123,108,609
ICON Health and Information Technology Fund	19,533,304	33,322,781	19,533,304	33,322,781
ICON Natural Resources & Infrastructure Fund	99,395,405	107,596,054	99,395,405	107,596,054
ICON Utilities and Income Fund	14,085,621	7,464,749	14,085,621	7,464,749

NOTE 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassification was as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Accumulated Gain/(Loss)
ICON Consumer Select Fund	$(65,239)	$65,239
ICON Equity Income Fund	(724,700)	724,700
ICON Flexible Bond Fund	(2,487)	2,487
ICON Health and Information Technology Fund	(230,504)	230,504
ICON Utilities and Income Fund	(159,408)	159,408

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2020 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Post October and Other Losses	Total Distributable Earnings
ICON Consumer Select Fund	$—	$702,402	$(3,608,802)	$14,617,599	$—	$11,711,199
ICON Equity Fund	1,233,662	315,597	(1,215,894)	27,850,211	—	28,183,576
ICON Equity Income Fund	—	—	(2,238,923)	12,210,313	—	9,971,390
ICON Flexible Bond Fund	638,340	—	(5,568,488)	1,783,964	(496,401)	(3,642,585)
ICON Health and Information Technology Fund	—	6,836,259	(1,407,266)	48,193,019	—	53,622,012
ICON Natural Resources & Infrastructure Fund	138,408	—	(246,051,024)	22,038,037	—	(223,874,579)
ICON Utilities and Income Fund	—	—	—	3,129,346	—	3,129,346

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to wash sales and PFICs.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

Capital Losses: Capital loss carry forwards, as of December 31, 2020, available to offset future capital gains, if any, are as follows:

Expiring	ICON Consumer Select Fund*	ICON Equity Fund**	ICON Equity Income Fund	ICON Flexible Bond Fund
Long Term with No Expiration	$—	$—	$(2,238,923)	$(3,036,843)
Short Term with No Expiration	—	—	—	(2,531,645)
Long Term with Expiration	(1,008,940)	—	—	—
Short Term with Expiration	(2,599,862)	(1,215,894)	—	—
Total	$(3,608,802)	$(1,215,894)	$(2,238,923)	$(5,568,488)

Expiring	ICON Health and Information Technology Fund***	ICON Natural Resources & Infrastructure Fund****
Long Term with No Expiration	$—	$(27,912,820)
Short Term with No Expiration	—	(9,420,845)
Long Term with Expiration	—	(119,775,913)
Short Term with Expiration	(1,407,471)	(88,941,446)
Total	$(1,407,471)	$(246,051,024)

*	Subject to an annual limitation of $270,264 under §382 of the Code through year 14, year 15 limit is $252,613 and year 16 limit is $113,021.
**	Subject to an annual limitation of $133,945 under §382 of the Code through 2030, year 12 limit is $10,389.
***	Subject to an annual limitation of $601,938 under §382 of the Code, $151,721 for year 2, $601,398 for year 3 and 4, and $203,390 for year 5.
****	Subject to an annual limitation of $678,984 under §382 of the Code through year 8, year 9 limit is $644,536 and an annual limitation if $577,350 thereafter.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The tax character of distributions paid during the period and years ended December 31, 2020, September 30, 2020 and September 30, 2019 are as follows:

Fund	Year or Period Ended(a)	Return of Capital	Ordinary Income	Long-Term Capital Gains(b)	Exempt-Interest Dividends	Total Distributions
ICON Consumer Select Fund	September 30, 2019	$—	$244,510	$—	$—	$244,510
	September 30, 2020	—	336,028	471,401	—	807,429
	December 31, 2020	—	—	—	—	—
ICON Equity Fund	September 30, 2019	—	—	312,036	—	312,036
	September 30, 2020	—	—	757,121	—	757,121
	December 31, 2020	—	—	—		—
ICON Equity Income Fund	September 30, 2019	—	2,166,210	39,923	—	2,206,133
	September 30, 2020	—	2,533,730	916,555	—	3,450,285
	December 31, 2020	—	1,628,166	—		1,628,166
ICON Flexible Bond Fund	September 30, 2019	—	6,122,522	—	—	6,122,522
	September 30, 2020	—	7,062,566	—	—	7,062,566
	December 31, 2020	—	1,376,881	—	—	1,376,881
ICON Health and Information Technology Fund	September 30, 2019	—	5,119,639	2,164,142	—	7,283,781
	September 30, 2020	—	—	2,469,081	—	2,469,081
	December 31, 2020	—	—	4,329,118	—	4,329,118
ICON Natural Resources & Infrastructure Fund	September 30, 2019	—	5,186,377	5,752,876	—	10,939,253
	September 30, 2020	—	917,284	—	—	917,284
	December 31, 2020	—	349,796	—	—	349,796
ICON Utilities and Income Fund	September 30, 2019	—	1,276,398	164,374	—	1,440,772
	September 30, 2020	—	1,935,482	566,602	—	2,502,084
	December 31, 2020	—	541,608	862,023	—	1,403,631

(a)

Distributions made prior to the reorganization dates listed in Note 7 for each Fund were distributed from each Fund’s predecessor Fund. See Note 7 in the Notes to Financial Statements for additional details.

(b)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the periods ended September 30, 2019, September 30, 2020 and December 31, 2020.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

NOTE 5 – OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been received by counterparties in connection with securities lending:

Fund	Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability	Collateral Pledged	Net Amount
ICON Equity Fund:	US Bank, NA	$3,138,750	$—	$(3,138,750)	$—
ICON Utilities and Income Fund:	US Bank, NA	$1,271,376	$—	$(1,271,376)	$—
ICON Flexible Bond Fund:	US Bank, NA	$11,795,770	$—	$(11,795,770)	$—
ICON Natural Resources and Infrastructure Fund:	US Bank, NA	$482,898	$—	$(482,898)	$—

Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

NOTE 6 – RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

NOTE 7 – REORGANIZATIONS

On June 3, 2020, the shareholders of the ICON Consumer Discretionary Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Consumer Select Fund. ICON Consumer Select Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Consumer Discretionary Fund Pre-Reorganization Net Assets	New Shares issued to Shareholders of ICON Consumer Discretionary Fund	Consumer Select Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$18,792,740(a)	2,150,511	$25,279,178	$44,071,918	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(2,884,684) and $3,674,286, respectively, from the merged fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Consumer Discretionary Fund– A Class	$13.13	1.5057	60,322	$526,159	$8.72	ICON Consumer Select Fund – Investor Class
ICON Consumer Discretionary Fund– S Class	$13.88	1.5880	2,090,189	$18,266,581	$8.74	ICON Consumer Select Fund – Institutional Class

On June 16, 2020, the shareholders of the ICON Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Equity Fund. The ICON Equity Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Fund	ICON Equity Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$36,394,016(a)	1,450,487	$14,773,317	$63,726,389(b)	Non-taxable

(a)	Includes appreciation in the amount of $8,350,876 from the merged fund.
(b)	Combined net assets include the reorganization net assets of the ICON Fund and ICON Opportunities Fund.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Fund– A Class	$16.76	0.6860	282,617	$6,902,840	$24.42	ICON Equity Fund – Investor Class
ICON Fund– C Class	$15.10	0.6184	255,155	$6,232,091	$24.42	ICON Equity Fund – Investor Class
ICON Fund– S Class	$18.05	0.7084	912,715	$23,259,085	$25.48	ICON Equity Fund – Institutional Class

On June 3, 2020, the shareholders of the ICON Opportunities Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Equity Fund. The ICON Equity Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Opportunities Fund Pre-Reorganization Net Assets	New Shares issued to Shareholders of ICON Opportunities Fund	ICON Equity Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$12,559,056(a)	492,833	$14,773,317	$63,726,389(b)	Non-taxable

(a)	Includes accumulated realized losses and unrealized depreciation in the amounts of $(1,285,585) and $(97,689), respectively, from the merged fund.
(b)	Combined net assets include the reorganization net assets of the ICON Fund and ICON Opportunities Fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Opportunities Fund– S Class	$11.67	0.4580	492,833	$12,559,056	$25.48	ICON Equity Fund – Institutional Class

On July 10, 2020, the shareholders of the ICON Energy Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Natural Resources and Infrastructure Fund. The ICON Natural Resources and Infrastructure Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Energy Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Energy Fund	ICON Natural Resources and Infrastructure Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$52,836,082(a)	5,058,302	$38,697,651	$100,389,461(b)	Non-taxable

(a)	Includes accumulated realized losses and unrealized depreciation in the amounts of $(208,827,696) and $(30,537,973), respectively, from the merged fund.
(b)	Combined net assets include the reorganization net assets of the ICON Energy Fund and ICON Industrials Fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Energy Fund– A Class	$5.72	0.5543	147,022	$1,518,698	$10.33	ICON Natural Resources and Infrastructure Fund – Investor Class
ICON Energy Fund– C Class	$5.42	0.5245	144,933	$1,497,135	$10.33	ICON Natural Resources and Infrastructure Fund – Investor Class
ICON Energy Fund– S Class	$5.78	0.5534	4,766,347	$49,820,249	$10.45	ICON Natural Resources and Infrastructure Fund – Institutional Class

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

On June 3, 2020, the shareholders of the ICON Industrials Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Natural Resources and Infrastructure Fund. The ICON Natural Resources and Infrastructure Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Industrials Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Industrials Fund	ICON Natural Resources and Infrastructure Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$9,305,728(a)	890,908	$38,697,651	$100,389,461(b)	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(728,016) and $103,405, respectively, from the merged fund.
(b)	Combined net assets include the reorganization net assets of the ICON Energy Fund and ICON Industrials Fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Industrials Fund– A Class	$13.29	1.2869	52,860	$546,034	$10.33	ICON Natural Resources and Infrastructure Fund – Investor Class
ICON Industrials Fund– S Class	$13.54	1.2958	838,048	$8,759,694	$10.45	ICON Natural Resources and Infrastructure Fund – Institutional Class

On July 10, 2020, the shareholders of the ICON Healthcare Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Healthcare and Information Technology Fund. ICON Healthcare and Information Technology Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 10, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Healthcare Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Healthcare Fund	ICON Healthcare and Information Technology Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$55,158,314(a)	3,127,315	$55,902,415	$111,060,729	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(1,709,471) and $11,006,000, respectively, from the merged fund.

As of close of business on July 10, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Healthcare Fund – A Class	$16.62	0.9910	93,171	$1,563,188	$16.78	ICON Healthcare and Information Technology Fund – Investor Class
ICON Healthcare Fund – S Class	$17.54	0.9930	3,034,144	$53,595,126	$17.66	ICON Healthcare and Information Technology Fund – Institutional Class

On July 24, 2020, the shareholders of the ICON Consumer Staples Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Consumer Select Fund. ICON Consumer Select Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on July 31, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Consumer Staples Fund Pre-Reorganization Net Assets	New Shares issued to Shareholders of ICON Consumer Staples Fund	Consumer Select Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$5,946,877(a)	657,151	$45,061,186	$51,008,063	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(886,480) and $642,576, respectively, from the merged fund.

ICON Funds	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2021

As of close of business on July 31, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Consumer Staples Fund– A Class	$6.69	0.7405	128,098	$1,157,308	$9.03	ICON Consumer Select Fund – Investor Class
ICON Consumer Staples Fund– S Class	$6.74	0.7440	529,053	$4,789,569	$9.05	ICON Consumer Select Fund – Institutional Class

On August 20th, 2020, the shareholders of the ICON Risk-Managed Balanced Fund approved the agreement and plan of reorganization providing for the transfer of assets and assumption of liabilities into the ICON Equity Income Fund. The ICON Equity Income Fund is the performance and accounting survivor of the reorganization, as well as the legal and tax survivor. The reorganization was effective as of the close of business on September 25, 2020. The following table illustrates the specifics of the Fund’s reorganization:

ICON Risk-Managed Balanced Fund Pre- Reorganization Net Assets	New Shares issued to Shareholders of ICON Risk-Managed Balanced Fund	ICON Equity Income Fund Net Assets	Combined Net Assets	Tax Status of Transfer
$23,191,045(a)	1,422,769	$56,406,450	$79,597,495	Non-taxable

(a)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(43,667) and $1,000,554, respectively, from the merged fund.

As of close of business on September 25, 2020, the classes were converted at the following rates:

Pre-Merger Class	Pre-Merger NAV	Rate	Shares	Dollars	Post-Merger NAV	Post Merger Class
ICON Risk-Managed Balanced Fund – A Class	$15.03	0.9230	152,538	$2,483,964	$16.28	ICON Equity Income Fund – Investor Class
ICON Risk-Managed Balanced Fund – C Class	$14.00	0.8599	824,912	$13,433,024	$16.28	ICON Equity Income Fund – Investor Class
ICON Risk-Managed Balanced Fund – S Class	$15.43	0.9449	445,319	$7,274,057	$16.33	ICON Equity Income Fund – Institutional Class

Assuming the reorganizations had been completed on October 1, 2019, the beginning of the reporting period for each of the reorganizations, the pro forma results of operations for the year ended September 30, 2020, would be as follows:

	ICON Consumer Select Fund	ICON Equity Fund	ICON Health and Information Technology Fund	ICON Natural Resources and Infrastructure Fund
Net investment income/(loss)	$16,351	$(181,960)	$(516,488)	$1,704,171
Net realized gain/loss on investments	(2,394,731)	(1,462,864)	3,555,717	(47,358,723)
Change in unrealized appreciation/(depreciation) on investments	1,428,108	4,049,456	20,800,850	16,294,264
Net increase/(decrease) in net assets resulting from operations	$(950,272)	$2,404,632	$23,840,079	$(29,360,288)

ICON Funds	Additional Information	June 30, 2021

Fund Holdings

The Fund holdings shown in this report are as of June 30, 2021. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Funds’ Form N-PORT filings, when available, will be available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT, when available, also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the SCM Trust uses to determine how to vote proxies relating to portfolio securities, is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov. Because the Funds are newly organized, the Funds did not vote any proxies prior to June 30, 2020 and have not filed a proxy voting record. When available, the Funds’ proxy voting records relating to portfolio securities held during the 12-month period ended June 30, 2021 will be available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

Board of Trustees and Executive Officers

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chairman of the Board, Trustee, President	Since August 1999 Since August 1999 Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s four Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: August 27, 2021

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: August 27, 2021